UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 52.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.5%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 18, 2024		773	$778,740
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		172	172,212
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		230	186,650
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		5,656	5,672,895
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		1,406	1,414,126
Wesco Aircraft Hardware Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		1,078	1,049,824

			$9,274,447

Automotive — 1.5%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1,778	$1,793,904
American Axle and Manufacturing, Inc.
Term Loan, 3.71%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		3,521	3,533,700
Apro, LLC
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		294	295,219
Belron S.A.
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		600	606,563
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		750	747,188
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		1,712	1,723,072
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		1,194	1,207,432
FCA US, LLC
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		1,597	1,602,800
Federal-Mogul Holdings Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		4,784	4,825,205
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		2,258	2,268,195
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		425	428,577
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		866	871,664
TI Group Automotive Systems, LLC
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing June 30, 2022	EUR	929	1,120,129
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022		1,137	1,145,095

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Tower Automotive Holdings USA, LLC
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	3,172	$3,188,398

		$25,357,141

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,574	$2,587,673
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	879	804,628
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)	375	377,110

		$4,544,411

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	961	$965,703
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021	1,928	1,930,570
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	830	805,161

		$3,701,434

Building and Development — 1.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	3,027	$3,044,310
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)	650	652,727
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	850	856,375
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,727	1,737,865
DTZ U.S. Borrower, LLC
Term Loan, 4.71%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	4,153	4,104,037
Henry Company, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	2,351	2,375,743
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,005	3,014,615
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,262	2,252,202
Realogy Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	921	926,662
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	700	704,813
VICI Properties 1, LLC
Term Loan, 3.78%, (3 mo. USD LIBOR + 2.25%), Maturing December 20, 2024	2,425	2,429,295
Werner FinCo L.P.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,050	1,055,250
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	691	695,138
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,650	1,658,250

		$25,507,282

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 4.4%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,226	$1,972,068
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,184	2,198,057
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020		1,501	1,476,082
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		597	600,026
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,358	1,367,217
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		471	475,863
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,667	7,688,024
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019		2,207	2,213,672
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022		342	347,417
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,974	945,050
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,443	1,447,409
EAB Global, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024		1,425	1,435,688
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)		393	186,788
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)		885	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023		3,713	3,743,204
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		425	427,833
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,689	1,689,138
First Data Corporation
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		5,085	5,093,692
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,194	2,208,081
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	1,020	817,442
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		1,055	1,063,089
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		1,820	1,831,815
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		2,485	2,516,481
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		1,017	1,023,512
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (1 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 30, 2024	EUR	2,300	2,776,040

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,187	$1,191,878
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,200	2,213,352
Kronos, Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		6,955	7,009,033
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		800	798,000
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		600	597,000
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		2,926	2,908,186
PGX Holdings, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,550	1,542,096
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		2,006	2,023,087
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		1,322	1,323,174
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		3,947	3,979,545
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	1,425	1,717,052
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		995	993,134
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		295	296,216
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		1,428	1,430,363
Vantiv, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024		1,075	1,082,316
Term Loan, Maturing March 31, 2025(5)		300	301,594
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		619	623,391
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		311	311,621
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,225	1,231,041

			$77,115,767

Cable and Satellite Television — 2.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing November 30, 2019		780	$781,356
Charter Communications Operating, LLC
Term Loan, Maturing April 30, 2025(5)		3,850	3,857,219
CSC Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		4,045	4,034,017
MCC Iowa, LLC
Term Loan, 3.49%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		1,098	1,102,834
Mediacom Illinois, LLC
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024		631	633,369
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	522	606,715
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,139	2,051,006

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		844	$838,352
Term Loan, Maturing February 1, 2024(5)		1,325	1,315,300
Telenet International Finance S.a.r.l.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.50%), Maturing March 2, 2026		2,100	2,109,188
Unitymedia Hessen GmbH & Co. KG
Term Loan, Maturing January 15, 2027(5)	EUR	1,000	1,199,849
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,800	2,802,013
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	1,000	1,197,933
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		8,050	8,060,062
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	3,141,075
Ziggo Secured Finance Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	4,122,950

			$37,853,238

Chemicals and Plastics — 2.6%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		647	$651,702
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		367	368,937
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		622	626,053
Avantor, Inc.
Term Loan, 5.51%, (3 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		1,375	1,382,981
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		2,867	2,881,810
Chemours Company (The)
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		526	531,534
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		648	654,024
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	725,302
Ferro Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		496	499,817
Flint Group GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		192	168,772
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,162	1,020,930
Gemini HDPE, LLC
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,032	2,044,514
H.B. Fuller Company
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		2,244	2,254,973
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,300	3,952,079
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		1,600	1,604,110
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		1,613	1,631,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		362	$364,000
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,714	2,732,265
Minerals Technologies, Inc.
Term Loan, 3.79%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,141	1,153,938
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		726	729,363
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing July 31, 2024	EUR	991	1,197,634
PolyOne Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		588	592,781
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		1,453	1,466,769
Solenis International L.P.
Term Loan, 4.50%, (3 mo. EURIBOR + 3.50%, Floor 1.00%), Maturing July 31, 2021	EUR	1,258	1,520,429
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		387	388,688
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		82	82,240
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		467	466,029
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		1,019	1,023,673
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		2,835	2,862,802
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		1,141	1,149,634
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		2,634	2,653,002
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		622	627,709
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		3,764	3,782,747
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		424	426,985
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		716	720,748

			$44,940,595

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		274	$274,993
Spectrum Brands, Inc.
Term Loan, 3.49%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		2,227	2,241,974

			$2,516,967

Containers and Glass Products — 1.3%
Berry Plastics Group, Inc.
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		1,023	$1,028,047
BWAY Holding Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,119	1,125,497
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		449	451,774

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,289	$2,303,757
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,785	2,137,715
Libbey Glass, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		992	956,457
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		357	358,734
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		10,016	10,076,279
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		825	827,578
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		2,662	2,677,456
Tekni-Plex, Inc.
Term Loan, 4.67%, (2 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		350	352,297

			$22,295,591

Cosmetics/Toiletries — 0.3%
Coty, Inc.
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,032	$1,036,527
Galleria Co.
Term Loan, 4.38%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023		2,095	2,106,508
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		1,690	1,705,901
Prestige Brands, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024		683	687,854

			$5,536,790

Drugs — 1.8%
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		1,138	$1,146,604
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		4,605	4,633,123
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,882	2,912,653
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,398	5,438,840
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		1,090	1,096,302
Jaguar Holding Company II
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		6,445	6,465,242
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		3,953	3,954,034
PharMerica Corporation
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		875	880,359
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		5,474	5,562,344

			$32,089,501

Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,482	$2,492,194

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		700	$707,000
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		1,793	1,817,649
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		963	970,034
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	1,580	1,258,532
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		575	579,415

			$7,824,824

Electronics/Electrical — 5.1%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		2,993	$3,004,353
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		407	398,967
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		2,494	2,522,670
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		1,563	1,577,517
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		2,282	2,300,203
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		894	870,980
CommScope, Inc.
Term Loan, 3.38%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)		1,491	1,501,235
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		723	728,913
Cypress Semiconductor Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		1,266	1,277,688
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		1,050	1,064,831
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		1,999	2,016,390
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024		1,460	1,480,328
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		189	190,200
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		673	680,466
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		525	529,922
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		726	729,754
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		6,336	6,361,804
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		823	833,959
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		3,780	3,809,628
Infoblox, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023		1,045	1,051,933

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		9,057	$9,091,031
Informatica Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022		3,592	3,606,582
Lattice Semiconductor Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		614	621,253
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,496	1,495,548
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		4,652	4,658,197
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		558	560,062
Microsemi Corporation
Term Loan, 3.38%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		503	505,348
MTS Systems Corporation
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,516	1,530,269
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		896	903,443
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		300	301,688
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		1,358	1,374,503
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		3,767	3,781,703
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		256	246,490
SkillSoft Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,058	4,879,915
Southwire Company
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021		1,285	1,292,310
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		32	32,083
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		1,696	1,708,012
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		995	1,002,462
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,099	1,058,909
Switch Ltd.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		274	274,651
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		2,646	2,588,825
Tibco Software, Inc.
Term Loan, 5.07%, (1 week USD LIBOR + 3.50%), Maturing December 4, 2020		622	624,347
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		3,604	3,631,858
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		3,722	3,737,590
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		2,790	2,812,789
Wall Street Systems Delaware, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		825	827,578
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 30, 2024	EUR	650	783,070

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	2,679	$2,693,341

		$89,555,598

Equipment Leasing — 0.9%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	6,866	$6,823,483
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	3,275	3,305,412
Flying Fortress, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022	4,712	4,744,059

		$14,872,954

Financial Intermediaries — 2.1%
Americold Realty Operating Partnership L.P.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	504	$509,345
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	1,719	1,728,827
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	2,475	2,487,375
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	4,047	4,093,542
Clipper Acquisitions Corp.
Term Loan, Maturing December 11, 2024(5)	1,275	1,279,791
Donnelley Financial Solutions, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	1,032	1,038,594
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	1,300	1,317,062
Focus Financial Partners, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	1,222	1,233,393
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	1,280	1,299,944
Greenhill & Co., Inc.
Term Loan, 5.19%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	1,150	1,157,188
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	3,065	3,066,188
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	673	674,208
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	1,592	1,597,980
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	113	113,210
NXT Capital, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	3,045	3,094,917
Ocwen Financial Corporation
Term Loan, 6.46%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	423	425,535
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	5,024	5,043,091
Sesac Holdco II, LLC
Term Loan, 4.80%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)	645	640,287
Virtus Investment Partners, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024	574	580,732
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	831	842,543

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		5,190	$4,973,827

			$37,197,579

Food Products — 1.6%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,668	$2,594,934
American Seafoods Group, LLC
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.25%), Maturing August 21, 2023		375	379,687
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		399	401,743
Blue Buffalo Company, Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		1,119	1,128,470
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		4,138	3,331,278
Dole Food Company, Inc.
Term Loan, 4.24%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,975	1,982,252
Froneri International PLC
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	1,500	1,818,146
High Liner Foods Incorporated
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		1,005	1,014,770
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		1,699	1,699,812
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	526	637,282
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		2,451	2,462,195
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		7,444	7,319,067
Nomad Foods Europe Midco Limited
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024		675	676,828
Pinnacle Foods Finance, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		941	947,201
Post Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		1,866	1,874,175

			$28,267,840

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		7,579	$7,587,584
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		1,000	1,006,875
NPC International, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		995	1,004,950
Pizza Hut Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		1,185	1,193,439
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		310	312,703
TKC Holdings, Inc.
Term Loan, 5.67%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023		1,216	1,226,830
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,860	1,881,958

			$14,214,339

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Food/Drug Retailers — 0.5%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	3,656	$3,588,610
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	693	680,678
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,250	3,188,843
Rite Aid Corporation
Term Loan - Second Lien, 6.24%, (1 week USD LIBOR + 4.75%), Maturing August 21, 2020	550	552,406
Term Loan - Second Lien, 5.37%, (1 week USD LIBOR + 3.88%), Maturing June 21, 2021	700	701,750
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	261	253,301
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	434	422,169

		$9,387,757

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	2,222	$2,238,539

		$2,238,539

Health Care — 4.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022	286	$288,886
ADMI Corp.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	1,860	1,879,610
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	1,115	1,120,130
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	875	876,641
Term Loan - Second Lien, 11.38%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2024	525	517,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	1,277	1,276,519
Argon Medical Devices, Inc.
Term Loan, Maturing October 11, 2024(5)	425	428,453
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	973	982,288
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023	963	962,812
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	792	776,160
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	424	424,335
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	172	172,013
CHG Healthcare Services, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,054	3,077,590
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	2,119	2,056,718
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	596	601,866
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	693	696,898

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	769	$774,958
CryoLife, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	550	550,687
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	500	505,000
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	3,756	3,788,968
Diplomat Pharmacy, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.50%), Maturing December 12, 2024	625	631,641
DJO Finance, LLC
Term Loan, 4.70%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,566	2,536,429
Envision Healthcare Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	8,344	8,374,830
Equian, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024	473	477,942
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	410	410,278
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	1,339	1,339,802
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	691	696,173
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	721	724,531
Greatbatch Ltd.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	1,836	1,852,690
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	3,995	4,008,754
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	509	510,056
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 6, 2024	925	929,625
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	3,276	3,298,152
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	3,184	3,174,846
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,965	1,974,407
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	425	429,250
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	853	789,652
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	498	503,097
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	993	973,107
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,619	2,627,590
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	722	707,444
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	674	679,364

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Navicure, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	675	$675,000
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	356	142,570
Opal Acquisition, Inc.
Term Loan, 5.53%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	2,280	2,144,640
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	4,053	4,067,883
Parexel International Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	2,918	2,934,706
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	866	871,123
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	3,337	3,356,139
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	1,521	1,529,507
RadNet, Inc.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,884	1,898,262
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	1,935	1,958,963
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,006	1,006,997
Surgery Center Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,097	1,086,735
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,407	2,349,651
Tecomet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 1, 2024	896	905,574
U.S. Anesthesia Partners, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	1,070	1,073,636

		$85,408,703

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	1,592	$1,604,604
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,285	4,862,257

		$6,466,861

Industrial Equipment — 2.2%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	3,247	$3,244,191
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024	2,318	2,333,302
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	537	539,210
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	948	958,286
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023	574	579,298
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	150	149,838
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,150	1,152,600

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,806	$1,819,593
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		2,316	2,340,098
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	456	548,809
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,446	1,452,255
Gates Global, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 1, 2024	EUR	993	1,196,289
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2024		5,047	5,079,085
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		499	500,932
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		3,017	3,036,954
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		3,317	3,322,718
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,073	1,080,717
Rexnord, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		3,426	3,442,217
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		1,895	1,911,833
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		1,175	1,180,689
Tank Holding Corp.
Term Loan, 5.59%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		703	706,185
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		400	403,500
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,100	1,333,198

			$38,311,797

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		2,785	$2,802,716
AmWINS Group, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,574	2,586,669
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		5,911	5,948,127
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,816	2,832,111
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		1,775	1,827,510
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		1,091	1,089,387
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		572	570,769
Financiere CEP
Term Loan, Maturing December 13, 2024(5)	EUR	550	653,524
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		5,626	5,657,516
NFP Corp.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024		2,342	2,358,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		1,175	$1,176,763
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,242	3,244,575

			$30,748,108

Leisure Goods/Activities/Movies — 2.4%
AMC Entertainment, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		645	$646,738
Ancestry.com Operations, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		4,354	4,383,660
Bombardier Recreational Products, Inc.
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		5,396	5,432,594
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		860	861,407
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,310	1,303,518
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		1,959	1,969,028
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		825	830,758
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,269	1,277,611
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	850	1,002,449
Kasima, LLC
Term Loan, 4.17%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		323	326,105
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		271	273,256
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		2,097	2,117,732
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		6,781	6,824,810
Match Group, Inc.
Term Loan, 3.85%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		1,510	1,522,204
National CineMedia, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019		575	577,156
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		1,149	1,156,067
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,248	2,223,455
SRAM, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		1,793	1,808,891
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019		3,207	3,186,496
UFC Holdings, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		2,401	2,415,942
WMG Acquisition Corp.
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		1,378	1,380,892

			$41,520,769

Lodging and Casinos — 1.9%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,170	$5,204,752

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		455	$457,627
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024		1,300	1,305,078
Boyd Gaming Corporation
Term Loan, 3.98%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		1,110	1,117,883
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		2,289	2,301,730
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 25, 2024		323	326,508
Eldorado Resorts, LLC
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		940	942,312
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		2,370	2,379,732
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023		1,089	1,096,713
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023		473	477,794
Golden Nugget, Inc.
Term Loan, 4.77%, (2 mo. USD LIBOR + 3.25%), Maturing October 4, 2023		3,835	3,868,621
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		550	552,406
Hilton Worldwide Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		6,403	6,442,721
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021		2,240	2,254,299
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		2,309	2,320,833
Playa Resorts Holding B.V.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing April 5, 2024		2,416	2,431,029

			$33,480,038

Nonferrous Metals/Minerals — 0.6%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,472	$1,482,510
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		1,925	1,940,240
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		1,012	1,022,309
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		2,303	2,043,027
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		31	18,540
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		481	65,657
Oxbow Carbon, LLC
Term Loan, 7.00%, (3 mo. USD Prime + 2.50%), Maturing January 19, 2020		746	746,870
Term Loan - Second Lien, 10.50%, (3 mo. USD Prime + 6.00%), Maturing January 17, 2020		1,425	1,430,344
Rain Carbon GmbH
Term Loan, Maturing December 31, 2024(5)	EUR	1,025	1,231,639

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)	641	$401,322

		$10,382,458

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 10.69%, (9.69% (3 mo. USD LIBOR + 8.00%) Cash, 1.00% PIK), Maturing June 8, 2022	750	$804,149
Aquilex Holdings, LLC
Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	800	800,000
Term Loan - Second Lien, 9.96%, (3 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	450	439,875
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	771	776,105
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	1,535	1,555,602
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	797	802,945
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,755	1,734,899
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	908	912,464
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	1,296	1,260,299
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,475	1,347,781
Term Loan, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	363	256,234
Term Loan - Second Lien, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	512	189,273
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	1,122	1,133,409
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	675	676,687
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	6,746	6,763,794
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	9	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	70	59,187
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	1,168	931,368
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	46	40,173
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	123	107,718
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	887	774,349
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	144	121,008
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	235	198,112
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,775	1,495,092
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,650	1,651,548

		$24,832,071

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 0.8%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,222	$1,230,797
Getty Images, Inc.
Term Loan, 5.19%, (1 week USD LIBOR + 3.50%), Maturing October 18, 2019	5,699	5,181,923
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	402	404,692
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,188	1,192,695
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	612	617,854
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	375	377,813
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,855	1,882,697
Tweddle Group, Inc.
Term Loan, 7.38%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	2,323	2,287,909

		$13,176,380

Radio and Television — 1.7%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	528	$462,246
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,764	1,775,804
Cumulus Media Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	5,230	4,517,031
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	424	426,322
Entravision Communications Corporation
Term Loan, Maturing November 29, 2024(5)	1,175	1,180,141
Gray Television, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	297	299,174
Hubbard Radio, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	578	579,185
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	1,066	804,596
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	1,682	1,265,098
Mission Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	357	358,218
Nexstar Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,825	2,837,576
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	473	475,579
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	1,197	1,208,970
Sinclair Television Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	500	501,040
Term Loan, Maturing May 10, 2024(5)	3,200	3,200,979
Townsquare Media, Inc.
Term Loan, 4.42%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,353	2,363,340

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,958	$7,943,228

		$30,198,527

Retailers (Except Food and Drug) — 2.3%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,703	$3,086,977
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,546	1,541,535
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	1,144	1,127,411
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,545	2,565,678
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	54	54,574
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	3,656	3,203,088
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	3,141	2,964,518
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,097	1,117,110
Go Wireless, Inc.
Term Loan, Maturing December 20, 2024(5)	800	794,000
Harbor Freight Tools USA, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,484	1,495,843
J. Crew Group, Inc.
Term Loan, 4.62%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,808	2,040,432
LSF9 Atlantis Holdings, LLC
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,136	1,132,786
Men’s Wearhouse, Inc. (The)
Term Loan, 4.89%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,097	1,096,420
Michaels Stores, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,170	1,171,478
Neiman Marcus Group Ltd., LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,451	2,007,764
Party City Holdings, Inc.
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	3,776	3,794,586
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,410	3,554,402
PFS Holding Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,260	1,610,050
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	651	618,806
Rent-A-Center, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	146	145,046
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	675	661,753
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,157	1,952,236
Vivid Seats Ltd.
Term Loan, 5.49%, (1 week USD LIBOR + 4.00%), Maturing June 30, 2024	2,142	2,141,744

		$39,878,237

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 0.1%
Neenah Foundry Company
Term Loan, Maturing December 8, 2022(5)		900	$895,500
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		1,325	1,334,709

			$2,230,209

Surface Transport — 0.3%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 16, 2024		400	$404,000
Hertz Corporation (The)
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,253	1,251,644
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		131	131,338
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		430	431,888
PODS, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		673	678,081
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		2,021	1,884,816

			$4,781,767

Telecommunications — 2.4%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,700	$5,509,660
Ciena Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022		1,397	1,404,478
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		945	952,576
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		1,266	1,249,556
Digicel International Finance Limited
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 28, 2024		873	877,504
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,200	2,641,648
Frontier Communications Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,139	2,068,922
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,293	2,287,810
Intelsat Jackson Holdings S.A.
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019		3,270	3,284,637
Term Loan, Maturing January 14, 2024(5)		1,500	1,522,500
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		2,042	2,006,511
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		700	700,875
Mitel Networks Corporation
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		499	504,361
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		844	729,736
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		4,094	4,097,047

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	2,342	$2,305,935
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	2,773	2,730,320
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	5,777	5,814,029
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(5)	1,050	1,049,562

		$41,737,667

Utilities — 1.0%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	2,806	$2,807,752
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	546	546,557
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,681	3,685,226
Dayton Power & Light Company (The)
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	668	671,800
Granite Acquisition, Inc.
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	3,170	3,200,900
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	143	144,702
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	206	195,661
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	109	109,314
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,712	1,721,556
Lonestar Generation, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	2,299	2,281,795
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	341	233,756
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,094	1,105,203
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	818	822,430

		$17,526,652

Total Senior Floating-Rate Loans (identified cost $923,385,856)		$914,972,838

Corporate Bonds & Notes — 52.0%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.9%
Bombardier, Inc.
7.50%, 12/1/24(8)	800	$814,000
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(8)	345	346,725
Hexcel Corp.
4.70%, 8/15/25	369	393,179
3.95%, 2/15/27	1,000	1,021,075

Security	Principal Amount* (000’s omitted)		Value
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)		675	$723,938
Latam Finance, Ltd.
6.875%, 4/11/24(8)		950	992,750
Lockheed Martin Corp.
3.55%, 1/15/26		960	998,284
Northrop Grumman Corp.
2.93%, 1/15/25		770	766,450
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,558,556
TA MFG., Ltd.
3.625%, 4/15/23(9)	EUR	375	461,031
TransDigm, Inc.
6.00%, 7/15/22		2,850	2,921,250
6.50%, 7/15/24		4,285	4,402,837
United Continental Holdings, Inc.
4.25%, 10/1/22		970	973,637

			$16,373,712

Air Transport — 0.2%
Azul Investments, LLP
5.875%, 10/26/24(8)		1,030	$1,026,138
WestJet Airlines, Ltd.
3.50%, 6/16/21(8)		2,000	2,020,043

			$3,046,181

Automotive — 0.7%
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(8)		375	$395,625
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	2,056,200
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(9)	EUR	325	433,968
General Motors Co.
5.00%, 4/1/35		1,095	1,163,043
General Motors Financial Co., Inc.
6.75%, 6/1/18		1,365	1,390,597
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(9)	EUR	300	378,137
Navistar International Corp.
6.625%, 11/1/25(8)		3,015	3,153,328
RAC Bond Co. PLC
5.00%, 11/6/22(9)	GBP	530	713,445
Volvo Car AB
2.00%, 1/24/25(9)	EUR	375	455,541
Wabash National Corp.
5.50%, 10/1/25(8)		985	994,850
ZF North America Capital, Inc.
4.00%, 4/29/20(8)		672	698,712
4.50%, 4/29/22(8)		392	413,070

			$12,246,516

Security	Principal Amount* (000’s omitted)		Value
Banks and Thrifts — 0.8%
Astoria Financial Corp.
3.50%, 6/8/20		952	$956,184
Banco do Brasil SA
6.25% to 4/15/24(8)(10)(11)		1,000	922,500
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(8)(11)		1,485	1,505,419
Bank of America Corp.
3.593% to 7/21/27, 7/21/28(11)		1,450	1,475,201
BankUnited, Inc.
4.875%, 11/17/25		1,815	1,932,253
Citizens Financial Group, Inc.
4.15%, 9/28/22(8)		258	267,814
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,073,893
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	691,239
Goldman Sachs Group, Inc. (The)
3.691% to 6/5/27, 6/5/28(11)		1,500	1,523,052
Itau Unibanco Holding SA
5.50%, 8/6/22(8)		1,430	1,489,345
Nationwide Building Society
4.00%, 9/14/26(8)		1,285	1,301,102
Wells Fargo & Co.
4.65%, 11/4/44		700	764,482

			$13,902,484

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26		1,020	$1,054,142

			$1,054,142

Brokerage/Securities Dealers/Investment Houses — 0.2%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)		655	$662,336
5.875%, 11/1/21(8)		1,620	1,664,550
Intrum Justitia AB
3.125%, 7/15/24(9)	EUR	400	482,883
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.50%, 3/15/27(8)		454	478,268
4.875%, 4/15/45(8)		500	511,348

			$3,799,385

Building and Development — 1.9%
ADLER Real Estate AG
2.125%, 2/6/24(9)	EUR	580	$690,278
Beacon Escrow Corp.
4.875%, 11/1/25(8)		1,300	1,311,375
Builders FirstSource, Inc.
5.625%, 9/1/24(8)		922	962,983
Core & Main L.P.
6.125%, 8/15/25(8)		740	752,950

Security	Principal Amount* (000’s omitted)		Value
CyrusOne, L.P./CyrusOne Finance Corp.
5.375%, 3/15/27(8)		335	$352,588
DEMIRE Deutsche Mittelstand Real Estate AG
2.875%, 7/15/22(9)	EUR	400	491,717
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)		2,180	2,223,600
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)		2,975	3,071,687
HD Supply, Inc.
5.75%, 4/15/24(8)		1,135	1,208,775
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		2,075	2,080,188
James Hardie International Finance DAC
4.75%, 1/15/25(8)		200	202,500
5.00%, 1/15/28(8)		355	359,438
Jeld-Wen, Inc.
4.625%, 12/15/25(8)		355	358,550
4.875%, 12/15/27(8)		355	359,438
Kennedy Wilson Europe Real Estate PLC
3.25%, 11/12/25(9)	EUR	500	624,394
LSF9 Balta Issuer S.A.
7.75%, 9/15/22(9)	EUR	327	423,258
MDC Holdings, Inc.
6.00%, 1/15/43		982	964,815
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,886,600
Standard Industries, Inc.
6.00%, 10/15/25(8)		2,330	2,498,925
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	1,768,125
5.875%, 6/15/24		2,235	2,397,037
USG Corp.
5.50%, 3/1/25(8)		345	367,856
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		3,619	4,061,769

			$32,418,846

Business Equipment and Services — 1.7%
AA Bond Co., Ltd.
5.50%, 7/31/43(9)	GBP	475	$650,614
Arena Luxembourg Finance S.a.r.l
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(9)(12)	EUR	500	604,137
Carlson Travel, Inc.
6.75%, 12/15/23(8)		1,130	1,025,475
9.50%, 12/15/24(8)		800	646,000
EIG Investors Corp.
10.875%, 2/1/24		3,810	4,248,150
First Data Corp.
7.00%, 12/1/23(8)		6,630	7,027,800
5.00%, 1/15/24(8)		815	841,488

Security	Principal Amount* (000’s omitted)		Value
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	$4,110,308
KAR Auction Services, Inc.
5.125%, 6/1/25(8)		1,555	1,597,763
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		2,850	3,170,625
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,147,812
United Rentals North America, Inc.
5.50%, 5/15/27		295	311,225
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(9)	GBP	350	478,696
4.375%, 11/15/25(8)		945	959,345
West Corp.
8.50%, 10/15/25(8)		1,645	1,632,663

			$29,452,101

Cable and Satellite Television — 3.9%
Altice US Finance I Corp.
5.50%, 5/15/26(8)		2,000	$2,042,500
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	1,070,825
8.00%, 4/15/20		635	679,450
5.875%, 9/15/22		1,175	1,160,312
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,410,428
5.75%, 1/15/24		1,980	2,044,350
5.875%, 4/1/24(8)		230	240,350
5.375%, 5/1/25(8)		3,605	3,723,316
5.75%, 2/15/26(8)		1,885	1,962,756
5.00%, 2/1/28(8)		1,755	1,715,512
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
6.375%, 9/15/20(8)		157	159,748
5.125%, 12/15/21(8)		105	105,525
Charter Communications Operating, LLC/Charter Communications Operating Capital
3.75%, 2/15/28		1,300	1,246,920
Comcast Corp.
3.15%, 2/15/28		1,105	1,109,590
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,988,500
10.125%, 1/15/23(8)		2,880	3,250,800
5.25%, 6/1/24		355	348,788
10.875%, 10/15/25(8)		2,816	3,351,040
DISH DBS Corp.
6.75%, 6/1/21		2,165	2,281,369
5.875%, 7/15/22		3,055	3,081,731
5.875%, 11/15/24		530	517,413
7.75%, 7/1/26		140	147,700
SFR Group S.A.
6.00%, 5/15/22(8)		3,820	3,872,525
7.375%, 5/1/26(8)		1,980	2,046,825

Security	Principal Amount* (000’s omitted)		Value
Time Warner, Inc.
3.80%, 2/15/27		500	$500,342
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 1/15/25(9)	EUR	500	635,572
UPC Holding B.V.
5.50%, 1/15/28(8)		1,825	1,779,375
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	11,093,056
5.75%, 1/15/25(8)		2,015	2,062,856
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(9)	GBP	475	648,649
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	745,844
5.25%, 1/15/26(8)		2,430	2,463,412
VTR Finance B.V.
6.875%, 1/15/24(8)		455	481,163
Walt Disney Co. (The)
1.85%, 7/30/26		555	510,572
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		930	920,700
6.00%, 1/15/27(8)		1,670	1,632,425
Ziggo Secured Finance B.V.
5.50%, 1/15/27(8)		1,035	1,036,294

			$68,068,533

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$1,049,807

			$1,049,807

Chemicals and Plastics — 0.9%
Alpha 3 B.V./Alpha US Bidco, Inc.
6.25%, 2/1/25(8)		655	$674,650
Chemours Co. (The)
7.00%, 5/15/25		610	664,900
5.375%, 5/15/27		555	575,813
CTC BondCo GmbH
5.25%, 12/15/25(9)	EUR	375	452,897
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(9)	EUR	250	303,712
Mosaic Co. (The)
4.05%, 11/15/27		1,000	1,004,313
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		2,190	2,266,650
PQ Corp.
5.75%, 12/15/25(8)		360	367,200
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23		670	712,712
SPCM S.A.
4.875%, 9/15/25(8)		560	566,300
Tronox Finance PLC
5.75%, 10/1/25(8)		865	890,950

Security	Principal Amount* (000’s omitted)		Value
Tronox Finance, LLC
7.50%, 3/15/22(8)		1,280	$1,340,800
Valvoline, Inc.
5.50%, 7/15/24		375	399,375
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(8)		835	885,100
Versum Materials, Inc.
5.50%, 9/30/24(8)		1,270	1,362,075
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,286,637
5.625%, 10/1/24(8)		490	530,425

			$15,284,509

Clothing/Textiles — 0.3%
CBR Fashion Finance BV
5.125%, 10/1/22(9)	EUR	385	$442,564
PrestigeBidCo GmbH
6.25%, 12/15/23(9)	EUR	265	341,643
PVH Corp.
7.75%, 11/15/23		3,740	4,506,700

			$5,290,907

Commercial Services — 0.1%
Block Financial, LLC
5.25%, 10/1/25		1,110	$1,193,118
Inter Media and Communication SpA
4.875%, 12/31/22(9)	EUR	235	289,824
Iron Mountain UK PLC
3.875%, 11/15/25(9)	GBP	250	331,192
Verisure Holding AB
6.00%, 11/1/22(9)	EUR	315	403,313

			$2,217,447

Computers — 0.2%
Apple, Inc.
2.90%, 9/12/27		1,000	$989,093
Seagate HDD Cayman
4.875%, 6/1/27		969	927,994
5.75%, 12/1/34		1,030	991,620

			$2,908,707

Conglomerates — 0.2%
Spectrum Brands, Inc.
5.75%, 7/15/25		2,745	$2,902,838
TMS International Corp.
7.25%, 8/15/25(8)		1,350	1,414,125

			$4,316,963

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$610,938
5.125%, 2/1/28		690	691,725

Security	Principal Amount* (000’s omitted)		Value
HRG Group, Inc.
7.875%, 7/15/19		3,780	$3,788,505
7.75%, 1/15/22		250	260,000

			$5,351,168

Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21(8)		615	$633,450
4.25%, 9/15/22(8)		690	703,800
2.75%, 3/15/24(9)	EUR	500	619,070
7.25%, 5/15/24(8)		325	355,062
6.00%, 2/15/25(8)		2,335	2,463,425
Ball Corp.
4.375%, 12/15/20		2,375	2,467,031
Berry Global, Inc.
6.00%, 10/15/22		970	1,019,712
BWAY Holding Co.
5.50%, 4/15/24(8)		2,010	2,095,425
7.25%, 4/15/25(8)		1,420	1,469,700
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		1,345	1,451,759
6.375%, 8/15/25(8)		700	783,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	246,214
5.125%, 7/15/23(8)		1,015	1,051,794
7.00%, 7/15/24(8)		1,315	1,410,831
Verallia Packaging SASU
5.125%, 8/1/22(9)	EUR	230	289,419

			$17,060,255

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		1,875	$1,940,625
H&E Equipment Services, Inc.
5.625%, 9/1/25(8)		395	413,763

			$2,354,388

Diversified Financial Services — 0.9%
Barclays PLC
4.836%, 5/9/28		1,990	$2,073,032
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,408,704
FBM Finance, Inc.
8.25%, 8/15/21(8)		1,415	1,510,512
Grupo KUO SAB de CV
5.75%, 7/7/27(8)		1,000	1,038,010
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		2,260	2,324,975
Legg Mason, Inc.
4.75%, 3/15/26		985	1,056,932
Leucadia National Corp.
6.625%, 10/23/43		683	765,009

Security	Principal Amount* (000’s omitted)		Value
Louvre Bidco SAS
4.25%, 9/30/24(9)	EUR	490	$585,995
Mercury BondCo PLC
8.25%, (8.25% cash or 9.00% PIK), 5/30/21(9)(13)	EUR	270	337,728
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		2,009	1,943,707
OM Asset Management PLC
4.80%, 7/27/26		2,195	2,276,081
UniCredit SpA
5.861% to 6/19/27, 6/19/32(8)(11)		1,000	1,067,509

			$16,388,194

Drugs — 1.6%
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)		3,455	$3,476,594
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		4,400	4,455,000
Johnson & Johnson
1.65%, 3/1/21		590	577,486
Merck & Co., Inc.
1.85%, 2/10/20		600	596,807
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(9)	EUR	200	242,644
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 7/21/21		2,685	2,454,470
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(8)		3,035	3,099,494
5.625%, 12/1/21(8)		1,165	1,143,156
6.50%, 3/15/22(8)		2,419	2,545,998
5.875%, 5/15/23(8)		1,135	1,054,131
7.00%, 3/15/24(8)		4,105	4,402,612
5.50%, 11/1/25(8)		2,585	2,643,162
9.00%, 12/15/25(8)		1,820	1,901,354

			$28,592,908

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(8)		1,405	$1,440,125
Clean Harbors, Inc.
5.125%, 6/1/21		900	911,250
Covanta Holding Corp.
6.375%, 10/1/22		1,960	2,009,000
5.875%, 3/1/24		1,900	1,933,250
5.875%, 7/1/25		860	866,450
GFL Environmental, Inc.
9.875%, 2/1/21(8)		225	237,656
Wrangler Buyer Corp.
6.00%, 10/1/25(8)		3,315	3,431,025

			$10,828,756

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.3%
Drax Finco PLC
4.25%, 5/1/22(9)	GBP	325	$444,589
E.CL SA
4.50%, 1/29/25(8)		637	667,167
NRG Yield Operating, LLC
5.375%, 8/15/24		850	884,000
5.00%, 9/15/26		1,455	1,484,100
State Grid Overseas Investment 2016, Ltd.
2.875%, 5/18/26(9)		2,000	1,935,420
TenneT Holding BV
2.995% to 6/1/24(9)(10)(11)	EUR	350	438,320
Viridian Group FinanceCo PLC/Viridian Power and Energy
4.00%, 9/15/25(9)	EUR	250	299,682

			$6,153,278

Electronics/Electrical — 1.8%
Anixter, Inc.
5.50%, 3/1/23		1,890	$2,041,767
Avnet, Inc.
4.625%, 4/15/26		985	1,017,353
Duke Energy Corp.
2.65%, 9/1/26		850	815,772
Electricite de France S.A.
6.00% to 1/29/26(9)(10)(11)	GBP	400	577,083
Enel Finance International NV
3.625%, 5/25/27(8)		1,000	995,228
Entegris, Inc.
4.625%, 2/10/26(8)		1,350	1,377,000
Exelon Corp.
5.625%, 6/15/35		819	1,008,850
Infor (US), Inc.
5.75%, 8/15/20(8)		965	992,744
5.75%, 5/15/22	EUR	475	585,031
6.50%, 5/15/22		1,760	1,830,400
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,878,414
Keysight Technologies, Inc.
4.60%, 4/6/27		957	1,008,825
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(8)		1,430	1,499,355
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,809,000
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(8)		1,455	1,527,750
7.50%, 2/1/23(9)	EUR	500	631,421
10.50%, 2/1/24(8)		2,125	2,220,625
Western Digital Corp.
7.375%, 4/1/23(8)		3,635	3,930,344
10.50%, 4/1/24		3,800	4,412,750

			$31,159,712

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.1%
Ultrapar International S.A.
5.25%, 10/6/26(8)		1,000	$1,023,220

			$1,023,220

Entertainment — 0.0%(14)
CPUK Finance, Ltd.
4.875%, 2/28/47(9)	GBP	485	$668,656

			$668,656

Financial Intermediaries — 1.3%
Ally Financial, Inc.
8.00%, 12/31/18		250	$262,500
3.50%, 1/27/19		5,000	5,037,500
CIT Group, Inc.
5.375%, 5/15/20		570	603,488
Credit Acceptance Corp.
7.375%, 3/15/23		1,475	1,552,437
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		1,430	1,471,541
6.25%, 2/1/22		955	978,875
6.375%, 12/15/25(8)		875	877,275
JPMorgan Chase & Co.
4.25%, 10/1/27		1,250	1,330,834
Series S, 6.75% to 2/1/24(10)(11)		3,325	3,769,719
Navient Corp.
5.50%, 1/15/19		3,125	3,187,500
4.875%, 6/17/19		215	219,171
8.00%, 3/25/20		2,150	2,330,062
5.00%, 10/26/20		995	1,011,169
7.25%, 1/25/22		215	231,125

			$22,863,196

Financial Services — 0.6%
Banco BTG Pactual SA/Cayman Islands
5.75%, 9/28/22(8)		1,592	$1,596,139
Banco BTG Pactual SA/Luxembourg
5.50%, 1/31/23(8)		510	510,638
Brookfield Finance, LLC
4.00%, 4/1/24		1,000	1,036,407
Santander Holdings USA, Inc.
4.50%, 7/17/25		2,360	2,464,871
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	2,987,988
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,035	1,169,529

			$9,765,572

Food Products — 1.0%
BRF GmbH
4.35%, 9/29/26(8)		1,200	$1,166,388
Dean Foods Co.
6.50%, 3/15/23(8)		1,025	1,022,438

Security	Principal Amount* (000’s omitted)		Value
Dole Food Co., Inc.
7.25%, 6/15/25(8)		2,900	$3,146,500
Iceland Bondco PLC
4.629%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(12)	GBP	371	497,167
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		460	474,950
5.875%, 9/30/27(8)		660	681,450
Post Holdings, Inc.
5.50%, 3/1/25(8)		2,010	2,085,375
8.00%, 7/15/25(8)		745	840,919
5.00%, 8/15/26(8)		2,275	2,243,719
5.625%, 1/15/28(8)		1,670	1,678,350
Smithfield Foods, Inc.
2.65%, 10/3/21(8)		550	542,939
Tesco PLC
6.125%, 2/24/22	GBP	400	624,114
US Foods, Inc.
5.875%, 6/15/24(8)		1,870	1,972,850

			$16,977,159

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,473,263
4.25%, 5/15/24(8)		2,720	2,720,000
5.00%, 10/15/25(8)		3,705	3,751,313
Welbilt, Inc.
9.50%, 2/15/24		815	932,156
Yum! Brands, Inc.
5.30%, 9/15/19		425	442,531
3.875%, 11/1/23		190	191,900

			$10,511,163

Food/Drug Retailers — 0.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC
6.625%, 6/15/24		80	$76,800
5.75%, 3/15/25		1,000	907,500
CVS Health Corp.
3.375%, 8/12/24		925	931,115
ESAL GmbH
6.25%, 2/5/23(8)		2,075	1,981,625
Sigma Alimentos SA de CV
4.125%, 5/2/26(8)		1,070	1,082,038

			$4,979,078

Forest Products — 0.0%(14)
Mercer International, Inc.
5.50%, 1/15/26(8)		480	$488,400

			$488,400

Health Care — 3.6%
Abbott Laboratories
4.90%, 11/30/46		360	$414,038

Security	Principal Amount* (000’s omitted)		Value
Aetna, Inc.
4.125%, 11/15/42		385	$391,083
Amgen, Inc.
2.60%, 8/19/26		840	805,637
Centene Corp.
4.75%, 5/15/22		870	906,975
6.125%, 2/15/24		200	212,000
4.75%, 1/15/25		2,450	2,499,000
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		4,805	4,348,525
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(8)(13)		1,260	1,285,200
Envision Healthcare Corp.
5.625%, 7/15/22		1,050	1,065,750
6.25%, 12/1/24(8)		3,600	3,726,000
Gilead Sciences, Inc.
2.95%, 3/1/27		800	787,543
Grifols S.A.
3.20%, 5/1/25(9)	EUR	550	672,317
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,816,875
HCA, Inc.
6.50%, 2/15/20		3,215	3,415,937
7.50%, 2/15/22		2,930	3,303,575
4.75%, 5/1/23		1,125	1,161,562
5.875%, 2/15/26		2,705	2,867,300
4.50%, 2/15/27		1,870	1,884,025
Hologic, Inc.
5.25%, 7/15/22(8)		1,640	1,703,550
4.375%, 10/15/25(8)		1,665	1,694,137
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		1,629	1,767,465
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,405	1,469,981
12.50%, 11/1/21(8)		2,590	2,920,225
Medtronic Global Holdings SCA
3.35%, 4/1/27		750	770,227
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		2,150	2,295,125
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(8)(13)		2,440	2,537,600
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(9)(12)	EUR	580	702,194
Team Health Holdings, Inc.
6.375%, 2/1/25(8)		2,020	1,812,950
Teleflex, Inc.
5.25%, 6/15/24		790	827,525
4.625%, 11/15/27		1,055	1,067,977

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	$1,904,585
7.50%, 1/1/22(8)		680	716,550
8.125%, 4/1/22		4,125	4,212,656
6.75%, 6/15/23		325	316,469
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	488,549
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,463,312

			$62,234,419

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$973,182
Tempur Sealy International, Inc.
5.625%, 10/15/23		520	543,400

			$1,516,582

Industrial Equipment — 0.4%
ABG Orphan Holdco S.a.r.l.
14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(8)		460	$492,775
BlueLine Rental Finance Corp./BlueLine Rental, LLC
9.25%, 3/15/24(8)		1,010	1,080,700
Cleaver-Brooks, Inc.
7.875%, 3/1/23(8)		715	734,663
CNH Industrial Capital, LLC
3.625%, 4/15/18		2,500	2,519,200
NEW Areva Holding SA
4.875%, 9/23/24	EUR	450	605,985
Norican A/S
4.50%, 5/15/23(9)	EUR	535	623,471
Wabtec Corp.
3.45%, 11/15/26		1,000	979,535
Wittur International Holding GmbH
8.50%, 2/15/23(9)	EUR	580	728,325

			$7,764,654

Insurance — 0.7%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)		2,045	$2,152,363
Ardonagh Midco 3 PLC
8.625%, 7/15/23(8)		3,035	3,156,400
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	762,573
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, (8.125% cash or 8.875% PIK), 7/15/19(8)(13)		1,695	1,699,238
Hub International, Ltd.
7.875%, 10/1/21(8)		2,325	2,423,812
KIRS Midco 3 PLC
8.375%, 7/15/23(9)	GBP	440	605,603
Metropolitan Life Global Funding I
3.00%, 9/19/27(8)		760	753,574

			$11,553,563

Security	Principal Amount* (000’s omitted)		Value
Internet Software & Services — 0.6%
Edreams Odigeo SA
8.50%, 8/1/21(9)	EUR	244	$314,793
Netflix, Inc.
5.50%, 2/15/22		1,825	1,927,656
3.625%, 5/15/27(9)	EUR	340	412,820
4.875%, 4/15/28(8)		1,665	1,633,781
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		3,495	3,311,512
Symantec Corp.
5.00%, 4/15/25(8)		1,995	2,079,788

			$9,680,350

Leisure Goods/Activities/Movies — 1.1%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$306,810
5.875%, 11/15/26		710	702,900
6.125%, 5/15/27		2,545	2,538,637
Match Group, Inc.
6.375%, 6/1/24		200	217,500
5.00%, 12/15/27(8)		595	605,413
Mattel, Inc.
6.75%, 12/31/25(8)		555	563,852
National CineMedia, LLC
6.00%, 4/15/22		3,625	3,688,437
NCL Corp., Ltd.
4.75%, 12/15/21(8)		1,345	1,395,438
Regal Entertainment Group
5.75%, 3/15/22		780	806,325
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	1,695,848
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	884,925
Viking Cruises, Ltd.
6.25%, 5/15/25(8)		1,690	1,749,150
5.875%, 9/15/27(8)		3,860	3,937,200

			$19,092,435

Lodging and Casinos — 2.1%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)		2,006	$782,371
CRC Escrow Issuer, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)		4,300	4,355,040
Eldorado Resorts, Inc.
6.00%, 4/1/25		1,450	1,522,500
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,275,750
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(8)		255	273,488
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,762,625

Security	Principal Amount* (000’s omitted)		Value
Golden Nugget, Inc.
6.75%, 10/15/24(8)		4,080	$4,161,600
8.75%, 10/1/25(8)		1,995	2,099,737
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,427,625
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(8)		1,395	1,471,725
10.25%, 11/15/22(8)		1,000	1,095,000
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		530	567,100
4.50%, 9/1/26		1,060	1,060,000
4.50%, 1/15/28(8)		190	186,675
MGM Resorts International
6.625%, 12/15/21		2,455	2,699,763
7.75%, 3/15/22		3,970	4,535,725
6.00%, 3/15/23		1,980	2,143,350
NH Hotel Group S.A.
3.75%, 10/1/23(9)	EUR	250	317,645
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,248,412
Scientific Games International, Inc.
7.00%, 1/1/22(8)		995	1,050,969
Studio City Co., Ltd.
7.25%, 11/30/21(8)		845	893,588
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(8)		4,721	1,336,929

			$37,267,617

Machinery — 0.1%
Cloud Crane, LLC
10.125%, 8/1/24(8)		1,625	$1,836,250

			$1,836,250

Manufacturing — 0.2%
Novelis Corp.
6.25%, 8/15/24(8)		1,065	$1,118,250
5.875%, 9/30/26(8)		1,530	1,564,425

			$2,682,675

Media — 0.0%(14)
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24(8)		135	$133,819

			$133,819

Metals/Mining — 0.5%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(8)		670	$733,650
Constellium N.V.
4.25%, 2/15/26(8)	EUR	1,000	1,207,540

Security	Principal Amount* (000’s omitted)		Value
4.25%, 2/15/26(9)	EUR	400	$483,016
5.875%, 2/15/26(8)		1,205	1,230,606
Hudbay Minerals, Inc.
7.25%, 1/15/23(8)		1,015	1,080,975
7.625%, 1/15/25(8)		1,825	2,007,500
Northwest Acquisitions ULC/Dominion Finco, Inc.
7.125%, 11/1/22(8)		460	476,100
Yamana Gold, Inc.
4.625%, 12/15/27(8)		1,000	1,006,877

			$8,226,264

Nonferrous Metals/Minerals — 1.0%
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,685	$3,657,362
First Quantum Minerals, Ltd.
7.00%, 2/15/21(8)		655	681,200
7.25%, 4/1/23(8)		2,010	2,170,800
7.50%, 4/1/25(8)		3,755	4,088,256
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	831,600
New Gold, Inc.
6.25%, 11/15/22(8)		2,130	2,204,550
6.375%, 5/15/25(8)		695	738,438
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(8)		1,540	1,617,000
SunCoke Energy, Inc.
7.625%, 8/1/19		92	92,101
Teck Resources, Ltd.
6.00%, 8/15/40		350	391,125
5.20%, 3/1/42		315	313,425
5.40%, 2/1/43		700	707,000

			$17,492,857

Oil and Gas — 6.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		280	$292,600
5.50%, 5/20/25		3,020	3,065,300
5.875%, 8/20/26		465	481,275
5.75%, 5/20/27		460	466,900
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp.
6.25%, 10/15/22		560	594,843
5.25%, 1/15/25		665	700,212
Antero Resources Corp.
5.375%, 11/1/21		3,515	3,616,056
5.125%, 12/1/22		1,360	1,394,000
5.625%, 6/1/23		770	804,650
Canbriam Energy, Inc.
9.75%, 11/15/19(8)		2,265	2,315,962
Centennial Resource Production, LLC
5.375%, 1/15/26(8)		2,175	2,221,219
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24		340	387,600

Security	Principal Amount* (000’s omitted)	Value
5.875%, 3/31/25	2,065	$2,241,816
5.125%, 6/30/27	1,510	1,565,719
Cheniere Energy Partners, L.P.
5.25%, 10/1/25(8)	2,240	2,284,800
Chesapeake Energy Corp.
8.00%, 12/15/22(8)	98	106,085
Continental Resources, Inc.
4.50%, 4/15/23	100	102,250
Covey Park Energy, LLC/Covey Park Finance Corp.
7.50%, 5/15/25(8)	1,210	1,264,087
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(8)	3,960	3,989,700
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,055	5,231,925
Denbury Resources, Inc.
9.00%, 5/15/21(8)	650	667,063
Diamondback Energy, Inc.
4.75%, 11/1/24	490	494,288
5.375%, 5/31/25	1,355	1,400,731
Ecopetrol S.A.
5.875%, 5/28/45	1,000	1,024,501
Endeavor Energy Resources, L.P./EER Finance, Inc.
5.50%, 1/30/26(8)	1,045	1,065,900
5.75%, 1/30/28(8)	1,390	1,432,742
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,149,875
5.875%, 1/15/24	1,440	1,519,200
Energy Transfer Partners, L.P.
Series A, 6.25% to 2/15/23(10)(11)	2,125	2,067,891
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(8)	875	907,812
8.00%, 2/15/25(8)	1,350	992,250
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(8)	535	573,788
Extraction Oil & Gas, Inc./Extraction Finance Corp.
7.875%, 7/15/21(8)	1,690	1,795,625
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	2,485	2,596,825
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	2,137,125
6.00%, 10/15/24	1,175	1,180,875
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(8)	525	549,938
Kinder Morgan Energy Partners, L.P.
4.30%, 5/1/24	1,025	1,068,401
Matador Resources Co.
6.875%, 4/15/23	2,675	2,822,125
Murphy Oil Corp.
6.875%, 8/15/24	495	529,650

Security	Principal Amount* (000’s omitted)	Value
Nabors Industries, Inc.
5.50%, 1/15/23	1,840	$1,789,400
Newfield Exploration Co.
5.375%, 1/1/26	405	430,313
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	429,975
6.875%, 3/15/22	110	113,163
6.875%, 1/15/23	910	933,887
Oceaneering International, Inc.
4.65%, 11/15/24	1,250	1,217,653
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	345	364,838
5.375%, 1/15/25(8)	1,240	1,258,600
5.25%, 8/15/25(8)	1,170	1,178,775
5.625%, 10/15/27(8)	1,255	1,286,375
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	755	791,806
7.25%, 6/15/25	880	927,300
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,863,000
Petrobras Global Finance B.V.
6.125%, 1/17/22	1,648	1,753,060
Petroleos Mexicanos
6.75%, 9/21/47	1,000	1,046,350
Precision Drilling Corp.
6.50%, 12/15/21	153	156,634
7.75%, 12/15/23	90	94,950
7.125%, 1/15/26(8)	500	511,250
QEP Resources, Inc.
5.625%, 3/1/26	620	630,850
Resolute Energy Corp.
8.50%, 5/1/20	560	572,600
Rowan Cos., Inc.
4.875%, 6/1/22	1,810	1,714,975
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,248,362
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	1,002,951
5.625%, 3/1/25	1,910	2,109,341
SESI, LLC
7.75%, 9/15/24(8)	235	250,275
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	2,435	2,599,362
6.875%, 6/30/23(8)	1,250	1,334,375
5.375%, 9/30/25(8)	1,710	1,731,375
SM Energy Co.
6.125%, 11/15/22	750	767,813
6.50%, 1/1/23	1,995	2,044,875
6.75%, 9/15/26	1,205	1,247,175

Security	Principal Amount* (000’s omitted)	Value
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	995	$1,050,969
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(8)	3,880	3,932,186
Tervita Escrow Corp.
7.625%, 12/1/21(8)	1,655	1,667,412
Trinidad Drilling, Ltd.
6.625%, 2/15/25(8)	1,420	1,356,100
Weatherford International, Ltd.
8.25%, 6/15/23	360	364,500
9.875%, 2/15/24	835	891,362
Whiting Petroleum Corp.
5.00%, 3/15/19	390	400,433
6.625%, 1/15/26(8)	2,225	2,272,281
WildHorse Resource Development Corp.
6.875%, 2/1/25	3,510	3,597,750
Williams Cos., Inc. (The)
3.70%, 1/15/23	1,605	1,605,000
4.55%, 6/24/24	1,240	1,292,700
5.75%, 6/24/44	1,295	1,388,887
Woodside Finance, Ltd.
3.70%, 9/15/26(8)	1,000	1,005,834

		$116,330,676

Packaging & Containers — 0.1%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(13)	1,075	$1,126,063

		$1,126,063

Pharmaceuticals — 0.1%
AbbVie, Inc.
4.45%, 5/14/46	380	$414,380
Vizient, Inc.
10.375%, 3/1/24(8)	1,005	1,133,138

		$1,547,518

Pipelines — 0.3%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24	695	$719,325
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)	615	661,350
NGPL PipeCo, LLC
4.375%, 8/15/22(8)	340	347,012
4.875%, 8/15/27(8)	340	354,025
Plains All America Pipeline, L.P./PAA Finance Corp.
4.65%, 10/15/25	1,030	1,062,840
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(10)(11)	1,850	1,851,850

		$4,996,402

Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(8)	2,705	$2,874,062

Security	Principal Amount* (000’s omitted)	Value
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(8)(13)	317	$316,905
Tribune Media Co.
5.875%, 7/15/22	1,390	1,435,175

		$4,626,142

Radio and Television — 0.7%
CBS Radio, Inc.
7.25%, 11/1/24(8)	1,440	$1,525,500
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	462,363
Series A, 6.50%, 11/15/22	1,100	1,116,500
Series B, 6.50%, 11/15/22	2,130	2,175,262
iHeartCommunications, Inc.
9.00%, 12/15/19	226	168,935
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,287,500
Salem Media Group, Inc.
6.75%, 6/1/24(8)	150	150,000
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	2,830	2,999,800
5.00%, 8/1/27(8)	1,410	1,420,575
Univision Communications, Inc.
5.125%, 5/15/23(8)	1,260	1,260,000

		$12,566,435

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
4.60%, 10/15/24	1,468	$1,310,124
DDR Corp.
3.625%, 2/1/25	907	893,338
EPR Properties
4.50%, 6/1/27	1,100	1,108,018
Mattamy Group Corp.
6.875%, 12/15/23(8)	2,145	2,279,062
6.50%, 10/1/25(8)	1,300	1,381,250

		$6,971,792

Retailers (Except Food and Drug) — 1.7%
Dollar Tree, Inc.
5.25%, 3/1/20	1,905	$1,939,147
5.75%, 3/1/23	4,400	4,617,250
Hot Topic, Inc.
9.25%, 6/15/21(8)	1,510	1,442,050
L Brands, Inc.
8.50%, 6/15/19	3,325	3,628,406
5.625%, 2/15/22	790	846,288
6.875%, 11/1/35	2,310	2,344,650
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34	785	823,234
4.30%, 2/15/43	1,252	1,009,358
Michaels Stores, Inc.
5.875%, 12/15/20(8)	1,775	1,801,625

Security	Principal Amount* (000’s omitted)		Value
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	$4,362,838
5.625%, 5/1/27		560	590,212
Nordstrom, Inc.
5.00%, 1/15/44		1,035	1,000,579
Party City Holdings, Inc.
6.125%, 8/15/23(8)		2,910	3,019,125
Signet UK Finance PLC
4.70%, 6/15/24		644	634,838
Tapestry, Inc.
4.125%, 7/15/27		1,000	1,009,252
Vista Outdoor, Inc.
5.875%, 10/1/23		990	955,350

			$30,024,202

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		1,990	$2,069,600

			$2,069,600

Software and Services — 0.6%
Camelot Finance S.A.
7.875%, 10/15/24(8)		1,115	$1,193,050
Gartner, Inc.
5.125%, 4/1/25(8)		1,340	1,403,650
IHS Markit, Ltd.
5.00%, 11/1/22(8)		2,240	2,439,808
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(13)		2,090	2,147,475
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(8)		1,945	2,056,837
Microsoft Corp.
3.30%, 2/6/27		1,890	1,951,227

			$11,192,047

Steel — 0.3%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$231,750
Allegheny Technologies, Inc.
5.95%, 1/15/21		455	466,375
7.875%, 8/15/23		3,195	3,456,575
Big River Steel, LLC/BRS Finance Corp.
7.25%, 9/1/25(8)		1,080	1,144,800
Zekelman Industries, Inc.
9.875%, 6/15/23(8)		140	157,850

			$5,457,350

Super Retail — 0.0%(14)
Dufry Finance SCA
4.50%, 8/1/23(9)	EUR	500	$630,691

			$630,691

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 1.0%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(9)	GBP	225	$302,731
CEVA Group PLC
7.00%, 3/1/21(8)		335	326,625
CMA CGM S.A.
5.25%, 1/15/25(9)	EUR	185	221,454
DAE Funding, LLC
4.50%, 8/1/22(8)		1,050	1,034,250
5.00%, 8/1/24(8)		1,745	1,727,550
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		2,350	1,671,731
Dubai DOF Sukuk, Ltd.
3.875%, 1/30/23(9)		2,000	2,051,882
Hertz Corp. (The)
6.25%, 10/15/22		435	421,950
5.50%, 10/15/24(8)		635	576,263
Moto Finance PLC
4.50%, 10/1/22(9)	GBP	250	342,179
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(8)		3,975	3,965,062
5.50%, 2/15/24(8)		1,333	1,326,335
XPO Logistics, Inc.
6.50%, 6/15/22(8)		3,035	3,179,163
6.125%, 9/1/23(8)		705	748,181

			$17,895,356

Technology — 0.6%
Abengoa Finance S.A.U.
7.75%, 2/1/20(7)(8)		1,125	$16,875
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(8)		100	104,000
7.125%, 6/15/24(8)		2,735	2,995,487
6.02%, 6/15/26(8)		2,200	2,429,143
Exela Intermediate, LLC/Exela Finance, Inc.
10.00%, 7/15/23(8)		1,380	1,348,950
International Game Technology PLC
6.50%, 2/15/25(8)		720	808,200
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(9)		1,800	1,918,746
Safari Holding Verwaltungs GmbH
5.375%, 11/30/22(9)	EUR	250	302,962
Western Union Co. (The)
6.20%, 11/17/36		637	704,468

			$10,628,831

Telecommunications — 4.5%
Altice Financing S.A.
6.625%, 2/15/23(8)		865	$907,904
Altice Luxembourg S.A.
7.25%, 5/15/22(9)	EUR	304	371,134

Security	Principal Amount* (000’s omitted)		Value
7.75%, 5/15/22(8)		2,860	$2,806,375
7.625%, 2/15/25(8)		1,290	1,240,013
AT&T, Inc.
4.75%, 5/15/46		1,400	1,373,358
CenturyLink, Inc.
5.80%, 3/15/22		210	206,462
6.75%, 12/1/23		1,695	1,667,456
7.50%, 4/1/24		420	420,000
Cincinnati Bell, Inc.
7.00%, 7/15/24(8)		485	482,575
CommScope Technologies, LLC
6.00%, 6/15/25(8)		2,005	2,140,337
5.00%, 3/15/27(8)		2,975	2,982,437
Digicel, Ltd.
6.00%, 4/15/21(8)		2,305	2,277,317
Equinix, Inc.
5.875%, 1/15/26		2,725	2,932,781
2.875%, 2/1/26	EUR	440	528,844
5.375%, 5/15/27		1,010	1,083,225
Frontier Communications Corp.
6.25%, 9/15/21		865	616,313
10.50%, 9/15/22		815	618,381
7.625%, 4/15/24		285	190,238
6.875%, 1/15/25		1,845	1,203,863
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,053,960
5.25%, 8/1/26		1,245	1,274,569
6.625%, 8/1/26		1,635	1,716,750
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		2,735	2,584,575
7.50%, 4/1/21		220	201,300
5.50%, 8/1/23		1,525	1,250,500
8.00%, 2/15/24(8)		490	516,950
9.75%, 7/15/25(8)		1,400	1,351,000
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,001,250
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	250	305,879
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(8)		1,000	1,015,000
SBA Communications Corp.
4.00%, 10/1/22(8)		1,020	1,026,375
4.875%, 9/1/24		460	473,800
SoftBank Group Corp.
5.375%, 7/30/22(9)		400	416,300
Sprint Capital Corp.
6.875%, 11/15/28		1,105	1,114,669
Sprint Communications, Inc.
9.00%, 11/15/18(8)		5,014	5,284,004
7.00%, 8/15/20		4,810	5,110,625
6.00%, 11/15/22		250	250,625

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp.
7.25%, 9/15/21		2,060	$2,186,175
7.875%, 9/15/23		10,250	10,941,875
7.625%, 2/15/25		1,785	1,874,250
T-Mobile USA, Inc.
6.625%, 4/1/23		1,670	1,745,150
6.375%, 3/1/25		1,395	1,496,138
6.50%, 1/15/26		595	650,781
Verizon Communications, Inc.
5.25%, 3/16/37		1,000	1,102,335
Wind Tre SpA
2.625%, 1/20/23(9)	EUR	400	471,046
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(12)	EUR	650	767,595
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,700	1,804,125
5.75%, 1/15/27(8)		3,140	3,210,650

			$78,247,264

Transportation — 0.1%
A.P. Moller - Maersk A/S
3.75%, 9/22/24(8)		1,025	$1,029,322
JSL Europe S.A.
7.75%, 7/26/24(8)		1,000	1,061,250

			$2,090,572

Utilities — 1.4%
AES Corp. (The)
5.50%, 3/15/24		1,015	$1,060,675
5.50%, 4/15/25		335	353,425
6.00%, 5/15/26		1,670	1,811,950
5.125%, 9/1/27		165	173,663
Calpine Corp.
5.75%, 1/15/25		990	944,213
5.25%, 6/1/26(8)		1,110	1,091,974
Dynegy, Inc.
7.375%, 11/1/22		1,130	1,194,975
7.625%, 11/1/24		1,733	1,867,307
8.00%, 1/15/25(8)		770	837,375
8.125%, 1/30/26(8)		1,665	1,825,256
ITC Holdings Corp.
5.30%, 7/1/43		660	798,563
Kansas City Power & Light Co.
4.20%, 6/15/47		750	796,708
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(8)		660	673,200
4.50%, 9/15/27(8)		990	987,525
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,281,220
5.75%, 1/15/28(8)		1,455	1,473,188
Pattern Energy Group, Inc.
5.875%, 2/1/24(8)		970	1,023,350

Security	Principal Amount* (000’s omitted)		Value
Southern Co. (The)
3.25%, 7/1/26		1,000	$982,261
Southwestern Electric Power Co.
6.20%, 3/15/40		696	931,741
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		655	650,906
6.625%, 6/15/25(8)		580	634,375
5.00%, 1/31/28(8)		985	976,381
Thames Water Kemble Finance PLC
5.875%, 7/15/22(9)	GBP	450	678,046

			$25,048,277

Total Corporate Bonds & Notes (identified cost $886,719,784)			$907,526,046

Foreign Government Securities — 4.4%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(9)	EUR	2,820	$3,805,473

Total Albania			$3,805,473

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(9)		200	$212,918
7.15%, 3/26/25(9)		1,675	1,914,944

Total Armenia			$2,127,862

Barbados — 0.1%
Barbados Government International Bond
6.625%, 12/5/35(9)		2,300	$1,794,000
7.00%, 8/4/22(9)		112	95,437
7.25%, 12/15/21(9)		878	798,980

Total Barbados			$2,688,417

Belarus — 0.1%
Republic of Belarus
6.875%, 2/28/23(9)		500	$539,745
7.625%, 6/29/27(9)		500	559,375

Total Belarus			$1,099,120

Colombia — 0.1%
Republic of Colombia
2.625%, 3/15/23		1,950	$1,909,781

Total Colombia			$1,909,781

Croatia — 0.1%
Croatia
3.875%, 5/30/22(9)	EUR	1,601	$2,152,194

Total Croatia			$2,152,194

Security	Principal Amount* (000’s omitted)		Value
Cyprus — 0.1%
Republic of Cyprus
3.75%, 7/26/23(9)	EUR	57	$78,023
4.25%, 11/4/25(9)	EUR	1,743	2,505,708

Total Cyprus			$2,583,731

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(9)		2,471	$3,045,508

Total Dominican Republic			$3,045,508

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(9)		2,914	$3,234,540
10.75%, 3/28/22(9)		325	380,656

Total Ecuador			$3,615,196

Egypt — 0.1%
Egypt Government International Bond
6.125%, 1/31/22(9)		1,000	$1,048,175

Total Egypt			$1,048,175

El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(9)		1,210	$1,284,113
7.75%, 1/24/23(9)		1,800	1,987,866
8.25%, 4/10/32(9)		515	594,104
8.625%, 2/28/29(9)		200	234,500

Total El Salvador			$4,100,583

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,441,090

Total Fiji			$2,441,090

Georgia — 0.1%
Republic of Georgia
6.875%, 4/12/21(9)		939	$1,058,816

Total Georgia			$1,058,816

Honduras — 0.2%
Honduras Government International Bond
6.25%, 1/19/27(9)		150	$160,815
7.50%, 3/15/24(9)		400	449,000
8.75%, 12/16/20(9)		2,823	3,173,617

Total Honduras			$3,783,432

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$939,370

Total Hungary			$939,370

Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/24(9)	EUR	280	$352,857

Security	Principal Amount* (000’s omitted)		Value
2.625%, 6/14/23(9)	EUR	850	$1,103,499

Total Indonesia			$1,456,356

Macedonia — 0.3%
Republic of Macedonia
3.975%, 7/24/21(9)	EUR	2,914	$3,776,489
4.875%, 12/1/20(9)	EUR	788	1,039,912

Total Macedonia			$4,816,401

Mexico — 0.3%
United Mexican States
3.625%, 3/15/22		1,632	$1,699,728
4.125%, 1/21/26		1,150	1,200,313
4.15%, 3/28/27		1,850	1,920,762

Total Mexico			$4,820,803

Peru — 0.1%
Republic of Peru
7.35%, 7/21/25		1,450	$1,882,100

Total Peru			$1,882,100

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		890	$950,689

Total Poland			$950,689

Romania — 0.1%
Romania Government Bond
6.75%, 2/7/22(9)		830	$951,969

Total Romania			$951,969

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(9)		3,713	$3,896,961

Total Rwanda			$3,896,961

Saudi Arabia — 0.1%
Saudi Government International Bond
3.25%, 10/26/26(9)		2,000	$1,964,914

Total Saudi Arabia			$1,964,914

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(9)		2,215	$2,301,491
5.875%, 12/3/18(9)		980	1,008,624

Total Serbia			$3,310,115

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(9)(16)		1,905	$1,992,715

Total Seychelles			$1,992,715

Sri Lanka — 0.3%
Republic of Sri Lanka
6.125%, 6/3/25(9)		4,230	$4,484,426

Security	Principal Amount* (000’s omitted)	Value
6.85%, 11/3/25(9)	400	$442,297

Total Sri Lanka		$4,926,723

Suriname — 0.2%
Republic of Suriname
9.25%, 10/26/26(9)	2,891	$3,122,280

Total Suriname		$3,122,280

Turkey — 0.3%
Republic of Turkey
5.625%, 3/30/21	1,680	$1,771,121
6.25%, 9/26/22	1,230	1,337,565
7.00%, 6/5/20	2,390	2,582,180

Total Turkey		$5,690,866

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(9)	900	$957,375

Total Ukraine		$957,375

Total Foreign Government Securities (identified cost $73,699,083)		$77,139,015

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)	Value
Barbados — 0.1%
Government of Barbados
Term Loan, 11.78%, (3 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(12)(17)	$1,200	$1,206,875

Total Barbados		$1,206,875

Kenya — 0.0%(14)
Government of Kenya
Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(12)	$200	$200,000

Total Kenya		$200,000

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)	$3,575	$3,685,439

Total Tanzania		$3,685,439

Total Sovereign Loans (identified cost $4,961,728)		$5,092,314

Mortgage Pass-Throughs — 9.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(18)	$760	$768,050
5.50%, with various maturities to 2032	743	813,507

Security	Principal Amount (000’s omitted)	Value
6.00%, with various maturities to 2031	$243	$262,273
6.50%, with various maturities to 2036	6,188	6,980,030
7.00%, with various maturities to 2036(18)	6,173	7,035,983
7.13%, with maturity at 2023	92	97,509
7.50%, with various maturities to 2035	4,317	4,876,696
7.65%, with maturity at 2022	74	78,152
8.00%, with various maturities to 2034	2,172	2,417,672
8.25%, with maturity at 2020	19	19,392
8.30%, with maturity at 2020	131	134,028
8.50%, with various maturities to 2031	1,421	1,617,590
9.00%, with various maturities to 2031	217	237,849
9.50%, with various maturities to 2025	151	157,978
10.00%, with maturity at 2020	8	8,314
10.50%, with maturity at 2020	13	13,649

		$25,518,672

Federal National Mortgage Association:
2.698%, (COF + 1.252%), with maturity at 2036(19)	$1,100	$1,091,668
3.026%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(19)	1,991	2,052,275
3.213%, (1 yr. CMT + 2.25%), with maturity at 2022(19)	133	134,599
3.292%, (1 yr. CMT + 2.254%), with maturity at 2036(19)	11,543	12,154,988
4.50%, with maturity at 2042(18)	9,743	10,439,025
5.00%, with various maturities to 2047(18)	20,551	22,129,267
5.50%, with various maturities to 2033	1,131	1,255,144
6.00%, with various maturities to 2033	3,216	3,501,855
6.323%, (COF + 2.00%), with maturity at 2032(19)	3,332	3,626,791
6.50%, with various maturities to 2036(18)	25,355	28,536,248
6.75%, with maturity at 2023	62	66,175
7.00%, with various maturities to 2037	11,779	13,441,720
7.50%, with various maturities to 2035	5,061	5,826,309
7.91%, with maturity at 2027(20)	335	377,729
8.00%, with various maturities to 2034	1,547	1,758,231
8.06%, with maturity at 2029(20)	117	131,555
8.273%, with maturity at 2028(20)	93	106,341
8.276%, with maturity at 2024(20)	18	20,050
8.449%, with maturity at 2027(20)	116	132,608
8.50%, with various maturities to 2037	1,393	1,583,110
9.00%, with various maturities to 2032	2,129	2,377,078
9.353%, with maturity at 2025(20)	17	18,505
9.50%, with various maturities to 2030	757	834,487
10.00%, with various maturities to 2020	14	14,675
10.333%, with maturity at 2019(20)	3	2,617
10.50%, with maturity at 2021	54	58,879

		$111,671,929

Government National Mortgage Association:
6.00%, with maturity at 2024	$565	$609,588
6.50%, with maturity at 2024(18)	3,307	3,601,332
7.00%, with various maturities to 2033	2,199	2,588,370
7.50%, with various maturities to 2032(18)	6,210	6,940,872
8.00%, with various maturities to 2034(18)	3,812	4,418,587

Security	Principal Amount (000’s omitted)	Value
8.30%, with maturity at 2020	$43	44,031
8.50%, with maturity at 2022	161	175,276
9.00%, with various maturities to 2025	717	802,694
9.50%, with various maturities to 2021	323	343,391
10.00%, with maturity at 2019	15	15,707

		$19,539,848

Total Mortgage Pass-Throughs (identified cost $153,015,764)		$156,730,449

Collateralized Mortgage Obligations — 23.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$321	$345,023
Series 242, (Principal Only), Class PO, 0.00%, 11/15/36(21)	6,034	5,460,560
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(21)	3,600	3,321,673
Series 267, (Interest Only), Class S5, 4.523%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)(23)	8,673	1,504,049
Series 284, (Interest Only), Class S6, 4.623%, (6.10% - 1 mo. USD LIBOR), 10/15/42(22)(23)	4,799	863,130
Series 1497, Class K, 7.00%, 4/15/23	287	311,299
Series 1529, Class Z, 7.00%, 6/15/23	422	460,594
Series 1620, Class Z, 6.00%, 11/15/23	343	367,951
Series 1677, Class Z, 7.50%, 7/15/23	240	263,530
Series 1702, Class PZ, 6.50%, 3/15/24	3,002	3,261,283
Series 2113, Class QG, 6.00%, 1/15/29	667	737,042
Series 2122, Class K, 6.00%, 2/15/29	126	139,012
Series 2130, Class K, 6.00%, 3/15/29	85	94,182
Series 2167, Class BZ, 7.00%, 6/15/29	91	102,316
Series 2182, Class ZB, 8.00%, 9/15/29	970	1,122,132
Series 2198, Class ZA, 8.50%, 11/15/29	1,151	1,327,905
Series 2245, Class A, 8.00%, 8/15/27	2,702	3,116,732
Series 2458, Class ZB, 7.00%, 6/15/32	992	1,148,833
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(21)	3,936	3,444,005
Series 3727, (Interest Only), Class PS, 5.223%, (6.70% - 1 mo. USD LIBOR), 11/15/38(22)(23)	1,344	22,481
Series 3762, Class SH, 7.279%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(22)	770	870,966
Series 3973, (Interest Only), Class SG, 5.173%, (6.65% - 1 mo. USD LIBOR), 4/15/30(22)(23)	3,610	278,898
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(23)	5,083	557,161
Series 4070, (Interest Only), Class S, 4.623%, (6.10% - 1 mo. USD LIBOR), 6/15/32(22)(23)	9,653	1,466,173
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(23)	11,982	1,611,371
Series 4094, (Interest Only), Class CS, 4.523%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)(23)	4,770	886,076
Series 4095, (Interest Only), Class HS, 4.623%, (6.10% - 1 mo. USD LIBOR), 7/15/32(22)(23)	3,407	445,732
Series 4097, Class PE, 3.00%, 11/15/40	1,806	1,819,349

Security	Principal Amount (000’s omitted)	Value
Series 4109, (Interest Only), Class ES, 4.673%, (6.15% - 1 mo. USD LIBOR), 12/15/41(22)(23)	$91	$16,379
Series 4109, (Interest Only), Class KS, 4.623%, (6.10% - 1 mo. USD LIBOR), 5/15/32(22)(23)	1,499	61,521
Series 4110, (Interest Only), Class SA, 4.173%, (5.65% - 1 mo. USD LIBOR), 9/15/42(22)(23)	6,064	884,947
Series 4149, (Interest Only), Class S, 4.773%, (6.25% - 1 mo. USD LIBOR), 1/15/33(22)(23)	4,780	770,538
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(23)	1,428	18,629
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(23)	3,556	349,124
Series 4203, (Interest Only), Class QS, 4.773%, (6.25% - 1 mo. USD LIBOR), 5/15/43(22)(23)	9,098	1,303,286
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(23)	1,636	33,749
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,339,867
Series 4273, Class SP, 8.372%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(22)	503	627,702
Series 4337, Class YT, 3.50%, 4/15/49	6,681	6,732,665
Series 4407, Class LN, 6.15%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(22)	171	168,451
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(23)	7,861	1,239,755
Series 4416, Class SU, 5.879%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(22)	5,559	5,265,564
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(21)	569	401,076
Series 4435, (Interest Only), Class BI, 3.50%, 7/15/44(23)	18,016	2,830,880
Series 4452, Class ZJ, 3.00%, 11/15/44	2,932	2,725,136
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(21)	3,040	2,648,212
Series 4584, Class PM, 3.00%, 5/15/46	6,980	7,081,694
Series 4594, Class FM, 2.361%, (1 mo. USD LIBOR + 1.00%), 6/15/46(12)	769	773,267
Series 4608, Class TV, 3.50%, 1/15/55	9,637	9,672,294
Series 4616, Class EZ, 3.00%, 9/15/46	426	415,820
Series 4617, Class CZ, 3.50%, 5/15/46	3,382	3,341,088
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(23)	9,275	1,513,932
Series 4630, Class CZ, 3.00%, 12/15/43	11,445	11,295,593
Series 4637, Class CU, 3.00%, 8/15/44	6,944	6,716,081
Series 4637, Class QF, 2.361%, (1 mo. USD LIBOR + 1.00%), 4/15/44(12)	13,367	13,468,227
Series 4637, Class QU, 3.00%, 4/15/44	7,097	6,869,207
Series 4639, Class KF, 2.661%, (1 mo. USD LIBOR + 1.30%), 12/15/44(12)	4,951	5,016,725
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(23)	10,164	1,498,447
Series 4648, Class WF, 2.361%, (1 mo. USD LIBOR + 1.00%), 1/15/47(12)	1,713	1,726,226
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(23)	5,418	710,787
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(23)	12,457	1,814,105
Series 4677, Class SB, 10.557%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(22)	3,840	4,025,501
Series 4678, Class PC, 3.00%, 1/15/46	15,817	15,877,842
Series 4695, Class CA, 3.00%, 10/15/41	5,872	5,736,438
Series 4746, Class CZ, 4.00%, 11/15/47	2,060	2,068,855
Series 4751, Class ZC, 4.00%, 11/15/47	9,402	9,510,225

		$172,899,293

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.202%, (1 mo. USD LIBOR + 4.65%), 10/25/28(12)	$6,250	$7,143,501
Series 2017-DNA2, Class M2, 5.002%, (1 mo. USD LIBOR + 3.45%), 10/25/29(12)	3,000	3,261,681

		$10,405,182

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$1,167
Series G92-44, Class ZQ, 8.00%, 7/25/22	2	1,899

Security	Principal Amount (000’s omitted)	Value
Series G92-46, Class Z, 7.00%, 8/25/22	$136	$145,902
Series G92-60, Class Z, 7.00%, 10/25/22	189	202,197
Series G93-35, Class ZQ, 6.50%, 11/25/23	4,005	4,317,852
Series G93-40, Class H, 6.40%, 12/25/23	830	893,942
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(21)	4,000	3,618,695
Series 1988-14, Class I, 9.20%, 6/25/18	1	585
Series 1989-34, Class Y, 9.85%, 7/25/19	29	29,885
Series 1990-17, Class G, 9.00%, 2/25/20	19	20,092
Series 1990-27, Class Z, 9.00%, 3/25/20	17	17,448
Series 1990-29, Class J, 9.00%, 3/25/20	20	21,243
Series 1990-43, Class Z, 9.50%, 4/25/20	83	87,044
Series 1991-98, Class J, 8.00%, 8/25/21	62	66,423
Series 1992-77, Class ZA, 8.00%, 5/25/22	309	334,418
Series 1992-103, Class Z, 7.50%, 6/25/22	24	25,437
Series 1992-113, Class Z, 7.50%, 7/25/22	53	57,023
Series 1992-185, Class ZB, 7.00%, 10/25/22	87	93,632
Series 1993-16, Class Z, 7.50%, 2/25/23	220	239,457
Series 1993-22, Class PM, 7.40%, 2/25/23	198	214,542
Series 1993-25, Class J, 7.50%, 3/25/23	263	287,806
Series 1993-30, Class PZ, 7.50%, 3/25/23	452	494,331
Series 1993-42, Class ZQ, 6.75%, 4/25/23	649	698,210
Series 1993-56, Class PZ, 7.00%, 5/25/23	97	106,054
Series 1993-156, Class ZB, 7.00%, 9/25/23	114	124,750
Series 1994-45, Class Z, 6.50%, 2/25/24	826	889,275
Series 1994-89, Class ZQ, 8.00%, 7/25/24	530	591,015
Series 1996-57, Class Z, 7.00%, 12/25/26	536	599,470
Series 1997-77, Class Z, 7.00%, 11/18/27	270	303,216
Series 1998-44, Class ZA, 6.50%, 7/20/28	277	308,211
Series 1999-45, Class ZG, 6.50%, 9/25/29	81	90,459
Series 2000-22, Class PN, 6.00%, 7/25/30	922	1,021,889
Series 2002-1, Class G, 7.00%, 7/25/23	141	152,946
Series 2002-21, Class PE, 6.50%, 4/25/32	669	754,596
Series 2005-75, Class CS, 17.992%, (24.20% - 1mo. USD LIBOR x 4.00), 9/25/35(22)	948	1,697,065
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(21)	5,339	4,694,323
Series 2007-74, Class AC, 5.00%, 8/25/37	7,111	7,638,416
Series 2010-99, (Interest Only), Class NS, 5.048%, (6.60% - 1 mo. USD LIBOR), 3/25/39(22)(23)	2,369	117,148
Series 2010-119, (Interest Only), Class SK, 4.448%, (6.00% - 1 mo. USD LIBOR), 4/25/40(22)(23)	75	335
Series 2010-124, (Interest Only), Class SJ, 4.498%, (6.05% - 1 mo. USD LIBOR), 11/25/38(22)(23)	3,038	220,093
Series 2011-45, (Interest Only), Class SA, 5.098%, (6.65% - 1 mo. USD LIBOR), 1/25/29(22)(23)	1,220	27,947
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00), 6/25/41(22)	828	903,078
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(23)	12,376	1,188,197
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(23)	4,059	389,755
Series 2011-109, Class PE, 3.00%, 8/25/41	4,491	4,485,373
Series 2012-24, (Interest Only), Class S, 3.948%, (5.50% - 1 mo. USD LIBOR), 5/25/30(22)(23)	2,843	199,571

Security	Principal Amount (000’s omitted)	Value
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(23)	$6,886	$683,029
Series 2012-56, (Interest Only), Class SU, 5.198%, (6.75% - 1 mo. USD LIBOR), 8/25/26(22)(23)	1,821	90,031
Series 2012-94, (Interest Only), Class KS, 5.098%, (6.65% - 1 mo. USD LIBOR), 5/25/38(22)(23)	7,520	973,790
Series 2012-97, (Interest Only), Class PS, 4.598%, (6.15% - 1 mo. USD LIBOR), 3/25/41(22)(23)	8,997	1,220,398
Series 2012-103, (Interest Only), Class GS, 4.548%, (6.10% - 1 mo. USD LIBOR), 2/25/40(22)(23)	7,409	628,217
Series 2012-118, (Interest Only), Class IN, 3.50%, 11/25/42(23)	11,243	2,091,096
Series 2012-124, (Interest Only), Class IO, 1.494%, 11/25/42(23)	7,869	324,930
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,988	3,450,187
Series 2012-150, (Interest Only), Class SK, 4.598%, (6.15% - 1 mo. USD LIBOR), 1/25/43(22)(23)	6,438	983,892
Series 2013-6, Class TA, 1.50%, 1/25/43	6,567	6,372,496
Series 2013-12, (Interest Only), Class SP, 4.098%, (5.65% - 1 mo. USD LIBOR), 11/25/41(22)(23)	3,327	387,763
Series 2013-15, (Interest Only), Class DS, 4.648%, (6.20% - 1 mo. USD LIBOR), 3/25/33(22)(23)	13,216	2,277,719
Series 2013-16, (Interest Only), Class SY, 4.598%, (6.15% - 1 mo. USD LIBOR), 3/25/43(22)(23)	2,980	477,657
Series 2013-52, Class MD, 1.25%, 6/25/43	6,582	6,155,833
Series 2013-54, (Interest Only), Class HS, 4.748%, (6.30% - 1 mo. USD LIBOR), 10/25/41(22)(23)	4,324	437,598
Series 2013-64, (Interest Only), Class PS, 4.698%, (6.25% - 1 mo. USD LIBOR), 4/25/43(22)(23)	5,191	730,465
Series 2013-67, Class NF, 2.552%, (1 mo. USD LIBOR + 1.00%), 7/25/43(12)	2,784	2,785,890
Series 2013-75, (Interest Only), Class SC, 4.698%, (6.25% - 1 mo. USD LIBOR), 7/25/42(22)(23)	12,328	1,273,479
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(23)	1,840	312,305
Series 2014-35, Class CF, 1.902%, (1 mo. USD LIBOR + 0.35%), 6/25/44(12)	5,733	5,741,059
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(23)	4,989	727,927
Series 2014-64, Class PA, 3.00%, 3/25/44	5,776	5,799,154
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(23)	6,338	1,088,652
Series 2015-17, (Interest Only), Class SA, 4.648%, (6.20% - 1 mo. USD LIBOR), 11/25/43(22)(23)	7,074	1,004,664
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(23)	5,704	879,136
Series 2015-89, Class ZB, 3.00%, 5/25/54	1,717	1,716,473
Series 2015-95, (Interest Only), Class SB, 4.448%, (6.00% - 1 mo. USD LIBOR), 1/25/46(22)(23)	17,255	3,089,275
Series 2016-1, (Interest Only), Class SJ, 4.598%, (6.15% - 1 mo. USD LIBOR), 2/25/46(22)(23)	25,678	4,838,620
Series 2016-22, Class ZE, 3.00%, 6/25/44	827	780,430
Series 2017-13, Class KF, 2.361%, (1 mo. USD LIBOR + 1.00%), 2/25/47(12)	1,892	1,903,943
Series 2017-15, Class LE, 3.00%, 6/25/46	19,157	19,229,032
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,532	1,495,988
Series 2017-46, (Interest Only), Class NI, 3.00%, 8/25/42(23)	13,730	1,798,781
Series 2017-48, Class LG, 2.75%, 5/25/47	9,546	9,479,645
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,272	4,080,921
Series 2017-75, Class Z, 3.00%, 9/25/57	2,881	2,753,606
Series 2017-76, Class Z, 3.00%, 10/25/57	4,252	4,133,912

Security	Principal Amount (000’s omitted)	Value
Series 2017-96, Class Z, 3.00%, 12/25/57	$11,126	$10,833,797
Series 2017-110, Class Z, 3.00%, 2/25/57	9,433	9,212,097

		$160,616,299

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.302%, (1 mo. USD LIBOR + 5.75%), 7/25/29(12)	$4,500	$5,239,650
Series 2017-C03, Class 1B1, 6.402%, (1 mo. USD LIBOR + 4.85%), 10/25/29(12)	2,000	2,173,214
Series 2017-C03, Class 1M2, 4.552%, (1 mo. USD LIBOR + 3.00%), 10/25/29(12)	2,750	2,883,471

		$10,296,335

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$162	$162,625
Series 2011-156, Class GA, 2.00%, 12/16/41	595	522,826
Series 2016-129, Class ZC, 2.00%, 6/20/45	2,152	2,129,333
Series 2017-82, Class CZ, 2.50%, 2/16/43	1,223	1,222,247
Series 2017-82, Class TZ, 2.50%, 2/16/43	1,320	1,303,972
Series 2017-104, (Interest Only), Class SD, 4.699%, (6.20% - 1 mo. USD LIBOR), 7/20/47(22)(23)	9,883	1,907,914
Series 2017-110, Class ZJ, 3.00%, 7/20/47	3,974	3,904,139
Series 2017-121, Class DF, 2.001%, (1 mo. USD LIBOR + 0.50%), 8/20/47(12)	24,959	24,963,974
Series 2017-137, Class AF, 2.001%, (1 mo. USD LIBOR + 0.50%), 9/20/47(12)	13,494	13,468,893
Series 2017-141, Class KZ, 3.00%, 9/20/47	5,038	4,912,829

		$54,498,752

Total Collateralized Mortgage Obligations (identified cost $419,021,334)		$408,715,861

Commercial Mortgage-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(8)(20)	$3,205	$3,271,633
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 4.077%, (1 mo. USD LIBOR + 2.60%), 9/15/26(8)(12)	1,500	1,502,001
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(8)	1,000	842,299
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,238,795
COMM Mortgage Trust
Series 2012-CR2, Class D, 4.832%, 8/15/45(8)(20)	1,650	1,620,150
Series 2013-CR11, Class D, 5.167%, 8/10/50(8)(20)	2,500	2,380,993
Series 2015-CR22, Class D, 4.123%, 3/10/48(8)(20)	4,100	3,464,045
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.364%, 12/15/49(20)	2,770	2,808,807
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,439	2,463,250
Series 2014-C19, Class D, 4.661%, 4/15/47(8)(20)	1,425	1,284,370
Series 2014-C21, Class D, 4.662%, 8/15/47(8)(20)	3,000	2,581,782
Series 2014-C22, Class C, 4.559%, 9/15/47(20)	730	735,118
Series 2014-C22, Class D, 4.559%, 9/15/47(8)(20)	2,000	1,738,436
Series 2014-C25, Class C, 4.446%, 11/15/47	900	897,918

Security	Principal Amount (000’s omitted)	Value
Series 2014-C25, Class D, 3.946%, 11/15/47(8)(20)	$2,850	$2,237,295
Series 2015-C29, Class D, 3.702%, 5/15/48(20)	2,000	1,603,995
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	1,481	1,484,343
Series 2010-C2, Class D, 5.662%, 11/15/43(8)(20)	3,247	3,357,084
Series 2011-C5, Class D, 5.408%, 8/15/46(8)(20)	3,000	2,980,742
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,047,559
Series 2013-C13, Class D, 4.052%, 1/15/46(8)(20)	3,000	2,862,512
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,600	2,593,136
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 4.891%, 4/15/47(8)(20)	2,450	2,258,568
Series 2015-C23, Class D, 4.134%, 7/15/50(8)(20)	2,000	1,735,372
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(20)	1,600	1,213,918
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34(8)(12)	3,125	3,128,893
Motel 6 Trust
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34(8)(12)	2,977	2,983,194
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.545%, 5/10/45(8)(20)	3,000	3,014,702
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.049%, 1/10/45(8)(20)	2,850	3,066,780
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.291%, 7/15/46(8)(20)	3,000	2,530,694
Series 2015-C29, Class D, 4.225%, 6/15/48(20)	4,076	3,533,390
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,995,949
Series 2015-LC22, Class C, 4.541%, 9/15/58(20)	1,250	1,252,297
Series 2015-NXS1, Class D, 4.102%, 5/15/48(20)	2,500	2,234,656
Series 2015-SG1, Class C, 4.469%, 9/15/48(20)	2,575	2,521,353
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204%, 11/15/47(20)	2,500	2,488,154
Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(20)	3,000	2,408,664

Total Commercial Mortgage-Backed Securities (identified cost $82,208,383)		$81,362,847

Asset-Backed Securities — 3.3%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII
Series 2014-17A, Class C, 4.653%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(12)	$1,000	$1,001,049
Avis Budget Rental Car Funding, LLC
Series 2012-3A, Class A, 2.10%, 3/20/19(8)	875	875,032
Series 2013-2A, Class B, 3.66%, 2/20/20(8)	450	454,566
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class AA, 2.487% to 12/16/24, 12/16/41(8)(16)	3,984	3,957,134
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(8)	1,413	1,468,899

Security	Principal Amount (000’s omitted)	Value
Colony American Homes
Series 2014-1A, Class C, 3.327%, (1 mo. USD LIBOR + 1.85%), 5/17/31(8)(12)	$2,740	$2,751,269
Series 2014-1A, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 5/17/31(8)(12)	500	502,065
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(8)	885	884,703
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP1, Class A, 2.39%, 4/17/23(8)	620	620,354
Series 2017-P1, Class A, 2.42%, 9/15/23(8)	1,251	1,250,662
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(8)	2,164	2,212,001
Series 2017-1A, Class A2I, 3.629%, 11/20/47(8)	628	632,880
Dell Equipment Finance Trust
Series 2016-1, Class B, 2.03%, 7/22/21(8)	1,750	1,746,820
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,398,494
Series 2016-2A, Class A1, 1.53%, 11/16/20(8)	358	357,605
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	1,343	1,336,361
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(8)	1,030	1,044,114
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(8)	3,600	3,609,404
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(8)	645	644,488
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(8)	255	254,867
Invitation Homes Trust
Series 2015-SFR2, Class C, 3.491%, (1 mo. USD LIBOR + 2.00%), 6/17/32(8)(12)	2,000	2,015,013
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36(8)(12)	1,595	1,601,332
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	779	768,460
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(8)	1,600	1,602,242
OneMain Financial Issuance Trust
Series 2015-1A, Class B, 3.85%, 3/18/26(8)	1,200	1,212,939
Series 2017-1A, Class A1, 2.37%, 9/14/32(8)	2,375	2,354,898
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(8)	609	611,014
Series 2017-1A, Class B, 3.65%, 6/15/23(8)	750	757,087
Series 2017-3A, Class A, 2.36%, 11/15/23(8)	1,914	1,915,550
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	338	336,919
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	675	675,480
SpringCastle Funding Trust
Series 2016-AA, Class A, 3.05%, 4/25/29(8)	1,620	1,631,884
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	998,874

Security	Principal Amount (000’s omitted)	Value
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(8)	$2,953	$2,998,799
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(8)	638	636,275
Thunderbolt Aircraft Lease, Ltd.
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(8)(16)	1,923	1,943,303
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.177%, (1 mo. USD LIBOR + 1.70%), 12/15/20(8)(12)	1,500	1,509,232
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(8)	1,300	1,310,854
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(8)	2,400	2,387,221
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	3,128	3,144,787

Total Asset-Backed Securities (identified cost $57,175,143)		$57,414,930

U.S. Government Agency Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(18)	$5,000	$5,126,860

		$5,126,860

Federal Home Loan Bank
4.125%, 12/13/19(18)	$3,975	$4,139,020
5.25%, 12/9/22(18)	9,000	10,277,145
5.375%, 5/15/19(18)	6,585	6,890,610
5.50%, 7/15/36	4,000	5,492,556

		$26,799,331

Total U.S. Government Agency Obligations (identified cost $30,970,647)		$31,926,191

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(18)	$25,000	$26,971,497

Total U.S. Treasury Obligations (identified cost $27,246,772)		$26,971,497

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(15)(24)	31	$315,500

		$315,500

Automotive — 0.1%
Dayco Products, LLC(15)(24)	27,250	$858,375

		$858,375

Business Equipment and Services — 0.1%
Education Management Corp.(3)(15)(24)	5,580,468	$0
RCS Capital Corp.(15)(24)	37,523	1,425,874

		$1,425,874

Electronics/Electrical — 0.1%
Answers Corp.(15)(24)	78,756	$1,220,718

		$1,220,718

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(15)(24)	42,216	$11,082

		$11,082

Lodging and Casinos — 0.0%(14)
Caesars Entertainment Corp.(15)(24)	11,732	$148,410

		$148,410

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(24)	707	$0

		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(15)(24)	58,344	$2,392,104
Nine Point Energy Holdings, Inc.(3)(15)(25)	25,410	373,679
Paragon Offshore Finance Company, Class A(15)(24)	2,021	2,779
Paragon Offshore Finance Company, Class B(15)(24)	1,011	23,253
Paragon Offshore, Ltd.(15)(24)	2,021	40,420
Samson Resources II, LLC, Class A(15)(24)	45,294	815,292
Southcross Holdings Group, LLC(3)(15)(24)	78	0
Southcross Holdings L.P., Class A(15)(24)	78	28,763

		$3,676,290

Publishing — 0.3%
ION Media Networks, Inc.(3)(15)(24)	5,187	$3,383,428
Laureate Education, Inc.(15)(24)	102,222	1,386,130
MediaNews Group, Inc.(15)(24)	14,016	224,252

		$4,993,810

Telecommunications — 0.0%(14)
Avaya Holdings Corp.(15)	25,122	$440,891

		$440,891

Total Common Stocks (identified cost $8,220,168)		$13,090,950

Convertible Bonds — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.0%(14)
NRG Yield, Inc., 3.25%, 6/1/20(8)	$225	$223,172

Total Convertible Bonds (identified cost $219,746)		$223,172

Convertible Preferred Stocks — 0.0%(14)

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(15)(24)	6,209	$0

		$0

Oil and Gas — 0.0%(14)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(25)	555	$555,000

		$555,000

Total Convertible Preferred Stocks (identified cost $993,211)		$555,000

Preferred Stocks — 0.0%(14)

Security	Shares	Value
Pipelines — 0.0%(14)
NuStar Energy, LP, Series B, 7.625% to 6/15/22(10)(11)	32,000	$713,475

Total Preferred Stocks (identified cost $702,450)		$713,475

Closed-End Funds — 1.3%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,033,791	$22,249,673

Total Closed-End Funds (identified cost $24,778,019)		$22,249,673

Miscellaneous — 0.0%(14)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(15)	2,257,600	$0

		$0

Lodging and Casinos — 0.0%(14)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(15)	$889,622	$1,334

		$1,334

Security	Principal Amount/ Shares		Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(15)		$1,135,000	$0

			$0

Total Miscellaneous (identified cost $0)			$1,334

Short-Term Investments — 3.5%

Foreign Government Securities — 0.0%(14)

Security	Principal Amount* (000’s omitted)		Value
Greece — 0.0%(14)
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	320	$383,491

Total Greece			$383,491

Total Foreign Government Securities (identified cost $378,482)			$383,491

U.S. Treasury Obligations — 0.0%(14)

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(26)		$500	$498,979

Total U.S. Treasury Obligations (identified cost $498,943)			$498,979

Other — 3.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(27)		60,837,255	$60,831,171

Total Other (identified cost $60,836,011)			$60,831,171

Total Short-Term Investments (identified cost $61,713,436)			$61,713,641

Total Investments — 158.6% (identified cost $2,755,031,524)			$2,766,399,233

Less Unfunded Loan Commitments — (0.0)%(14)			$(155,068)

Value
Net Investments — 158.6% (identified cost $2,754,876,456)	$2,766,244,165

Other Assets, Less Liabilities — (43.3)%	$(755,795,583)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.3)%	$(266,702,644)

Net Assets Applicable to Common Shares — 100.0%	$1,743,745,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2017, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $573,110,934 or 32.9% of the Fund’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $93,959,213 or 5.4% of the Fund’s net assets applicable to common shares.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Non-income producing security.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at December 31, 2017.

(17)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(18)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(19)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2017.

(20)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.

(21)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(22)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2017.

(23)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(24)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(25)	Restricted security.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2017 was $489,426.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	436,470	EUR	368,000	JPMorgan Chase Bank, N.A.	1/2/18	$—	$(5,074)
USD	425,295	EUR	361,000	Australia and New Zealand Banking Group Limited	1/18/18	—	(8,228)
USD	1,343,037	EUR	1,140,000	Australia and New Zealand Banking Group Limited	1/18/18	—	(25,984)
USD	902,864	EUR	763,852	Citibank, N.A.	1/18/18	—	(14,443)
USD	766,093	EUR	644,957	Deutsche Bank AG	1/18/18	—	(8,433)
USD	128,254	EUR	108,518	State Street Bank and Trust Company	1/18/18	—	(2,066)
USD	380,284	EUR	325,243	State Street Bank and Trust Company	1/18/18	—	(10,299)
USD	3,420,829	EUR	2,884,524	Deutsche Bank AG	1/26/18	—	(44,765)
EUR	803,520	USD	959,678	State Street Bank and Trust Company	1/31/18	5,982	—
EUR	324,885	USD	384,560	State Street Bank and Trust Company	1/31/18	5,882	—
EUR	287,729	USD	342,957	State Street Bank and Trust Company	1/31/18	2,832	—
GBP	216,076	USD	284,187	State Street Bank and Trust Company	1/31/18	7,811	—
GBP	332,308	USD	444,040	State Street Bank and Trust Company	1/31/18	5,031	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	288,227	USD	385,138	State Street Bank and Trust Company	1/31/18	$4,364	$—
GBP	232,572	USD	310,770	State Street Bank and Trust Company	1/31/18	3,521	—
GBP	204,833	USD	276,978	State Street Bank and Trust Company	1/31/18	—	(173)
USD	3,844,665	EUR	3,300,000	Goldman Sachs International	1/31/18	—	(121,230)
USD	9,933,250	EUR	8,524,383	Goldman Sachs International	1/31/18	—	(311,239)
USD	1,189,896	EUR	1,000,000	JPMorgan Chase Bank, N.A.	1/31/18	—	(11,890)
USD	298,586	EUR	250,000	State Street Bank and Trust Company	1/31/18	—	(1,861)
USD	639,646	EUR	534,438	State Street Bank and Trust Company	1/31/18	—	(2,634)
USD	190,603	EUR	161,137	State Street Bank and Trust Company	1/31/18	—	(3,048)
USD	595,122	EUR	498,135	State Street Bank and Trust Company	1/31/18	—	(3,530)
USD	116,587	EUR	100,000	State Street Bank and Trust Company	1/31/18	—	(3,592)
USD	451,777	EUR	381,417	State Street Bank and Trust Company	1/31/18	—	(6,605)
USD	698,030	EUR	586,541	State Street Bank and Trust Company	1/31/18	—	(6,866)
USD	282,323	EUR	240,770	State Street Bank and Trust Company	1/31/18	—	(7,031)
USD	854,240	EUR	718,126	State Street Bank and Trust Company	1/31/18	—	(8,794)
USD	514,286	EUR	435,411	State Street Bank and Trust Company	1/31/18	—	(8,985)
USD	615,860	EUR	520,503	State Street Bank and Trust Company	1/31/18	—	(9,674)
USD	386,471	EUR	331,351	State Street Bank and Trust Company	1/31/18	—	(11,742)
USD	1,403,899	EUR	1,177,990	State Street Bank and Trust Company	1/31/18	—	(11,794)
USD	624,964	EUR	531,018	State Street Bank and Trust Company	1/31/18	—	(13,206)
USD	1,274,368	EUR	1,073,288	State Street Bank and Trust Company	1/31/18	—	(15,496)
USD	1,759,563	EUR	1,477,291	State Street Bank and Trust Company	1/31/18	—	(15,826)
USD	1,359,595	EUR	1,147,851	State Street Bank and Trust Company	1/31/18	—	(19,877)
USD	1,685,458	EUR	1,425,512	State Street Bank and Trust Company	1/31/18	—	(27,703)
USD	3,051,715	EUR	2,563,542	State Street Bank and Trust Company	1/31/18	—	(29,116)
USD	5,303,509	EUR	4,554,264	State Street Bank and Trust Company	1/31/18	—	(169,745)
USD	493,486	GBP	368,331	HSBC Bank USA, N.A.	1/31/18	—	(4,265)
USD	304,248	GBP	225,000	State Street Bank and Trust Company	1/31/18	190	—
USD	670,910	GBP	497,118	State Street Bank and Trust Company	1/31/18	—	(880)
USD	787,293	GBP	585,282	State Street Bank and Trust Company	1/31/18	—	(3,640)
USD	659,884	GBP	491,711	State Street Bank and Trust Company	1/31/18	—	(4,599)
USD	332,340	GBP	250,000	State Street Bank and Trust Company	1/31/18	—	(5,502)
USD	645,595	GBP	482,404	State Street Bank and Trust Company	1/31/18	—	(6,311)
USD	1,748,612	GBP	1,299,755	State Street Bank and Trust Company	1/31/18	—	(7,837)
USD	3,381,298	GBP	2,511,823	State Street Bank and Trust Company	1/31/18	—	(13,103)
USD	649,043	GBP	490,670	State Street Bank and Trust Company	1/31/18	—	(14,033)
USD	4,584,746	EUR	3,877,164	Goldman Sachs International	2/1/18	—	(75,043)
USD	382,496	EUR	320,000	Goldman Sachs International	2/2/18	—	(2,120)
USD	2,031,723	CAD	2,608,405	HSBC Bank USA, N.A.	2/28/18	—	(45,015)
USD	1,197,594	EUR	1,006,750	State Street Bank and Trust Company	2/28/18	—	(14,254)
EUR	322,418	USD	381,562	JPMorgan Chase Bank, N.A.	3/15/18	6,922	—
EUR	197,004	USD	232,916	JPMorgan Chase Bank, N.A.	3/15/18	4,456	—
USD	3,295,502	EUR	2,756,750	JPMorgan Chase Bank, N.A.	3/15/18	—	(26,133)
USD	17,770,224	EUR	14,844,208	Goldman Sachs International	3/29/18	—	(133,196)

						$46,991	$(1,296,880)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	125	Short	Mar-18	$(26,763,672)	$46,875
U.S. 5-Year Deliverable Interest Rate Swap	105	Short	Mar-18	(10,354,805)	3,504
U.S. 5-Year Treasury Note	135	Short	Mar-18	(15,682,149)	53,789
U.S. 10-Year Deliverable Interest Rate Swap	109	Short	Mar-18	(10,707,547)	(9,236)
U.S. 10-Year Treasury Note	135	Short	Mar-18	(16,746,328)	50,625
U.S. Ultra 10-Year Treasury Note	53	Short	Mar-18	(7,078,812)	25,672

					$171,229

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	8,572	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$(23,072)
LCH.Clearnet	EUR	1,340	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	9/20/27	(3,243)
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	2,712
LCH.Clearnet	USD	2,250	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	7,914
LCH.Clearnet	USD	760	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.93% (pays semi-annually)	11/3/20	3,867
LCH.Clearnet	USD	100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually)	11/17/20	174
LCH.Clearnet	USD	1,450	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/3/22	7,842
LCH.Clearnet	USD	665	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/7/22	3,793
LCH.Clearnet	USD	3,950	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.07% (pays semi-annually)	11/14/22	26,512
LCH.Clearnet	USD	275	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/17/22	1,150
LCH.Clearnet	USD	210	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/17/22	878
LCH.Clearnet	USD	170	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.09% (pays semi-annually)	11/17/22	729
LCH.Clearnet	USD	2,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.21% (pays semi-annually)	12/7/22	1,250
LCH.Clearnet	USD	860	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	15,283
LCH.Clearnet	USD	2,319	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	60,389

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	650	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.31% (pays semi-annually)	11/15/27	$3,652
LCH.Clearnet	USD	300	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	533
LCH.Clearnet	USD	1,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/21/27	1,983
LCH.Clearnet	USD	1,655	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.48% (pays semi-annually)	12/27/27	(12,117)

							$100,229

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Russia	ICE Clear Credit	$700	1.00% (pays quarterly)(1)	12/20/22	1.18%	$(5,612)	$8,834	$3,222

Total		$700				$(5,612)	$8,834	$3,222

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	2.12%	$(53,079)	$92,368	$39,289
Brazil	Citibank, N.A.	2,649	1.00% (pays quarterly)(1)	12/20/22	1.60	(72,690)	123,762	51,072
Brazil	Citibank, N.A.	900	1.00% (pays quarterly)(1)	12/20/22	1.60	(24,697)	31,920	7,223
Brazil	Goldman Sachs International	500	1.00% (pays quarterly)(1)	12/20/22	1.60	(13,720)	18,061	4,341
Russia	Citibank, N.A.	2,800	1.00% (pays quarterly)(1)	12/20/22	1.18	(22,446)	57,573	35,127
Russia	HSBC Bank USA, N.A.	500	1.00% (pays quarterly)(1)	12/20/22	1.18	(4,008)	8,020	4,012

Total		$8,499				$(190,640)	$331,704	$141,064

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $9,199,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(190,640)
Credit	Credit default swaps (centrally cleared)*	3,222	—

Total		$3,222	$(190,640)

Foreign Exchange	Forward foreign currency exchange contracts	$46,991	$(1,296,880)

Total		$46,991	$(1,296,880)

Interest Rate	Financial futures contracts*	$180,465	$(9,236)
Interest Rate	Interest rate swaps (centrally cleared)	138,661	(38,432)

Total		$319,126	$(47,668)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Government Agency Securities Pledged as Collateral
Bank of America	12/7/17	1/9/18	1.58%	$27,256,250	$27,284,960	$26,971,497
Bank of America	12/7/17	1/9/18	1.62	47,312,049	47,365,275	48,675,162
KGS Alpha Capital	12/7/17	1/9/18	1.54	39,532,877	39,573,464	41,251,647

Total				$114,101,176	$114,223,699	$116,898,306

At December 31, 2017, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2017.

Restricted Securities

At December 31, 2017, the Fund owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	25,410	$1,370,480	$373,679

Total Common Stocks			$1,370,480	$373,679

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$555,000

Total Convertible Preferred Stocks			$555,000	$555,000

Total Restricted Securities			$3,295,960	$1,302,358

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$911,918,381	$2,899,389	$914,817,770
Corporate Bonds & Notes	—	907,526,046	—	907,526,046
Foreign Government Securities	—	77,139,015	—	77,139,015
Sovereign Loans	—	5,092,314	—	5,092,314
Mortgage Pass-Throughs	—	156,730,449	—	156,730,449
Collateralized Mortgage Obligations	—	408,715,861	—	408,715,861
Commercial Mortgage-Backed Securities	—	81,362,847	—	81,362,847
Asset-Backed Securities	—	57,414,930	—	57,414,930
U.S. Government Agency Obligations	—	31,926,191	—	31,926,191
U.S. Treasury Obligations	—	26,971,497	—	26,971,497
Common Stocks	1,975,431	7,042,912	4,072,607	13,090,950
Convertible Bonds	—	223,172	—	223,172
Convertible Preferred Stocks	—	—	555,000	555,000
Preferred Stocks	713,475	—	—	713,475
Closed-End Funds	22,249,673	—	—	22,249,673
Miscellaneous	—	1,334	0	1,334
Short-Term Investments —
Foreign Government Securities	—	383,491	—	383,491
U.S. Treasury Obligations	—	498,979	—	498,979
Other	—	60,831,171	—	60,831,171
Total Investments	$24,938,579	$2,733,778,590	$7,526,996	$2,766,244,165
Forward Foreign Currency Exchange Contracts	$—	$46,991	$—	$46,991
Futures Contracts	180,465	—	—	180,465
Swap Contracts	—	138,661	—	138,661
Total	$25,119,044	$2,733,964,242	$7,526,996	$2,766,610,282

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,296,880)	$—	$(1,296,880)
Futures Contracts	(9,236)	—	—	(9,236)
Swap Contracts	—	(234,684)	—	(234,684)
Total	$(9,236)	$(1,531,564)	$—	$(1,540,800)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. At December 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018